M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Value (Note 1)
	Common Stocks—67.1%

	Australia—4.1%
3,859	AGL Energy Ltd.§	$25,323
4,977	ALS Ltd.§	48,253
101,642	AMP Ltd.§	78,826
3,777	Ampol Ltd.§	55,489
2,658	Ansell Ltd.§	56,254
12,134	ANZ Group Holdings Ltd.§	221,814
8,733	APA Group§	43,206
2,752	ARB Corp. Ltd.†, §	55,581
3,204	Aristocrat Leisure Ltd.§	129,393
492	ASX Ltd.§	20,118
10,882	Atlas Arteria Ltd.§	33,129
3,580	AUB Group Ltd.§	69,350
31,634	Aurizon Holdings Ltd.§	61,492
25,890	Bank of Queensland Ltd.†, §	109,594
87,244	Beach Energy Ltd.†, §	78,698
6,079	Bendigo & Adelaide Bank Ltd.†, §	40,590
21,786	BHP Group Ltd.§	528,369
7,612	BHP Group Ltd., ADR†	369,487
12,902	BHP Group Ltd., Class DI†, §	309,705
5,245	BlueScope Steel Ltd.§	70,114
13,591	Brambles Ltd.§	170,969
3,529	Breville Group Ltd.†, §	69,588
3,417	Brickworks Ltd.§	52,163
8,295	Capricorn Metals Ltd.*, §	42,161
1,476	CAR Group Ltd.	29,322
25,327	Challenger Ltd.§	96,097
18,979	Champion Iron Ltd.†, §	57,940
8,596	City Chic Collective Ltd.†, *, §	644
27,200	Cleanaway Waste Management Ltd.§	44,403
370	Cochlear Ltd.§	60,927
6,045	Codan Ltd.§	59,201
9,946	Coles Group Ltd.	121,608
6,215	Commonwealth Bank of Australia§	590,585
3,756	Computershare Ltd.§	92,399
1,547	Corporate Travel Management Ltd.†, §	13,544
1,322	CSL Ltd.§	206,822
1,480	Dicker Data Ltd.†, §	7,767
1,695	Domino's Pizza Enterprises Ltd.†, §	27,226
25,989	Downer EDI Ltd.§	88,604
5,649	Eagers Automotive Ltd.†, §	53,245
19,239	Emerald Resources NL†, *, §	44,777
16,177	Endeavour Group Ltd.	39,013
26,880	Evolution Mining Ltd.§	120,228
3,089	EVT Ltd.†, §	25,917
6,090	Flight Centre Travel Group Ltd.†, §	52,870
14,861	Fortescue Ltd.†, §	143,745
23,516	Gold Road Resources Ltd.§	42,724
10,061	Harvey Norman Holdings Ltd.†, §	31,606
1,600	HUB24 Ltd.§	68,669
2,262	IDP Education Ltd.†, §	13,436
6,212	IGO Ltd.†, §	15,523
16,123	Iluka Resources Ltd.§	39,372
18,669	Incitec Pivot Ltd.§	29,879

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Australia (Continued)
18,310	Insignia Financial Ltd.*, §	$47,910
21,084	Insurance Australia Group Ltd.§	102,180
1,024	IRESS Ltd.§	5,203
3,201	James Hardie Industries PLC, CDI*, §	75,937
1,986	JB Hi-Fi Ltd.§	115,963
23,335	Judo Capital Holdings Ltd.*, §	26,871
21,267	Lendlease Corp. Ltd.§	78,910
14,208	Lottery Corp. Ltd.†	42,425
2,708	Lovisa Holdings Ltd.†, §	40,964
4,957	Lynas Rare Earths Ltd.†, *, §	21,514
753	Macquarie Group Ltd.§	93,355
361	Macquarie Technology Group Ltd.*, §	14,237
4,454	Magellan Financial Group Ltd.†, §	21,519
16,327	Medibank Pvt Ltd.	45,411
38,904	Metcash Ltd.§	77,179
1,895	Mineral Resources Ltd.*, §	28,782
24,451	Myer Holdings Ltd.†, §	9,984
19,253	National Australia Bank Ltd.§	412,159
2,706	Netwealth Group Ltd.§	43,760
27,710	New Hope Corp. Ltd.†, §	64,539
1,909	NEXTDC Ltd.†, *, §	13,663
16,970	nib holdings Ltd.§	72,983
76,777	Nickel Industries Ltd.§	28,736
30,345	Nine Entertainment Co. Holdings Ltd.†, §	28,689
7,979	Northern Star Resources Ltd.†, §	92,131
11,530	oOh!media Ltd.†, §	10,698
6,210	Orica Ltd.§	66,325
10,325	Origin Energy Ltd.§	68,292
33,093	Orora Ltd.†, §	38,999
2,144	Perpetual Ltd.†, §	26,078
84,462	Perseus Mining Ltd.§	177,756
4,897	PEXA Group Ltd.†, *, §	34,154
13,508	Pilbara Minerals Ltd.†, *, §	14,363
2,120	Pinnacle Investment Management Group Ltd.†, §	23,552
3,395	Premier Investments Ltd.†, §	42,637
573	Pro Medicus Ltd.§	72,413
5,039	Qantas Airways Ltd.§	28,736
13,764	QBE Insurance Group Ltd.§	189,598
9,918	Qube Holdings Ltd.†, §	24,513
60,610	Ramelius Resources Ltd.†, §	90,179
1,823	Ramsay Health Care Ltd.†, §	39,111
355	REA Group Ltd.†, §	49,162
2,536	Reece Ltd.†, §	25,134
5,440	Regis Healthcare Ltd.§	22,891
29,575	Reliance Worldwide Corp. Ltd.†, §	83,028
3,221	Rio Tinto Ltd.†, §	234,217
20,484	Sandfire Resources Ltd.†, *, §	134,010
40,802	Santos Ltd.§	170,506
1,678	SEEK Ltd.†, §	22,639
1,582	SGH Ltd.	49,491
57,922	Sigma Healthcare Ltd.†, §	104,843
3,115	Sims Ltd.†, §	28,484
3,263	Sonic Healthcare Ltd.§	52,630
31,643	South32 Ltd.	63,860

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Australia (Continued)
13,307	Stanmore Resources Ltd.§	$17,640
8,695	Steadfast Group Ltd.§	31,593
7,603	Suncorp Group Ltd.§	92,064
9,441	Super Retail Group Ltd.†, §	76,560
3,536	Technology One Ltd.§	62,072
24,644	Telstra Group Ltd.§	64,971
2,964	TPG Telecom Ltd.†, §	8,929
12,697	Transurban Group§	106,695
3,558	Treasury Wine Estates Ltd.§	21,764
3,389	Tuas Ltd.*, §	11,744
154,114	Vault Minerals Ltd.*, §	43,377
30,432	Ventia Services Group Pty. Ltd.§	77,006
37,802	Viva Energy Group Ltd.†, #, §	40,575
11,024	WEB Travel Group Ltd.†, *, §	31,620
11,024	Webjet Group Ltd.†, *, §	3,914
6,549	Wesfarmers Ltd.§	296,753
15,208	Westpac Banking Corp.§	301,928
26,898	Whitehaven Coal Ltd.†, §	92,437
679	WiseTech Global Ltd.	34,943
20,617	Woodside Energy Group Ltd.†, §	298,288
1,661	Woodside Energy Group Ltd., ADR	24,068
5,982	Woolworths Group Ltd.†, §	110,813
3,162	Worley Ltd.§	28,562
784	Xero Ltd.*, §	76,649
6,051	Yancoal Australia Ltd.†, §	19,212
		10,525,239
	Austria—0.5%
1,865	ANDRITZ AG§	104,684
2,872	BAWAG Group AG#, §	296,788
2,017	Erste Group Bank AG§	140,136
2,065	OMV AG§	105,936
3,082	Raiffeisen Bank International AG§	79,797
1,895	Strabag SE, Bearer Shares§	136,273
3,952	Telekom Austria AG§	36,953
470	Verbund AG§	33,343
1,541	Vienna Insurance Group AG Wiener Versicherung Gruppe§	67,989
3,281	voestalpine AG§	80,362
4,209	Wienerberger AG§	141,218
		1,223,479
	Belgium—0.6%
831	Ackermans & van Haaren NV§	180,403
2,788	Ageas SA§	167,507
6,082	Anheuser-Busch InBev SA§	374,501
69	Argenx SE*	40,750
2,916	Azelis Group NV§	51,335
2,078	CMB Tech NV†	18,868
1,993	Colruyt Group NV§	81,985
174	D'ieteren Group§	29,978
224	Deme Group NV§	31,787
547	Elia Group SA†, §	47,394
3,331	KBC Group NV§	304,651
6	Lotus Bakeries NV§	53,444

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Belgium (Continued)
1,947	Solvay SA†, §	$69,285
1,351	Syensqo SA§	92,436
517	UCB SA§	91,180
1,058	Umicore SA§	10,975
191	VGP NV§	16,616
		1,663,095
	Canada—7.5%
3,570	Agnico Eagle Mines Ltd.	386,930
9,562	Air Canada*	94,155
3,802	Alamos Gold, Inc., Class A	101,618
3,609	Algonquin Power & Utilities Corp.	18,533
5,239	Algonquin Power & Utilities Corp.†	26,928
5,591	Alimentation Couche-Tard, Inc.	275,733
3,374	AltaGas Ltd.	92,541
785	Altus Group Ltd.	28,066
549	Andlauer Healthcare Group, Inc.	14,879
9,336	ARC Resources Ltd.	187,687
3,008	Aritzia, Inc.*	105,726
2,100	Atco Ltd., Class I	73,140
26,500	Athabasca Oil Corp.*	102,755
1,848	AtkinsRealis Group, Inc.	87,799
553	ATS Corp.*	13,784
205	ATS Corp.†, *	5,111
12,509	B2Gold Corp.	35,552
26,828	B2Gold Corp.†	76,460
598	Bank of Montreal†	57,115
4,474	Bank of Montreal	427,238
7,207	Bank of Nova Scotia	341,707
12,490	Barrick Gold Corp.	242,806
1,119	Bausch & Lomb Corp.*	16,225
2,683	Bausch Health Cos., Inc.*	17,395
3,858	Bausch Health Cos., Inc.†, *	24,961
34,353	Baytex Energy Corp.	76,152
729	BCE, Inc.	16,732
2,350	Bombardier, Inc., Class B*	132,242
3,362	Boralex, Inc., Class A	67,565
667	Boyd Group Services, Inc.	95,894
704	Brookfield Corp.†	36,897
1,680	Brookfield Corp.	87,920
354	Brookfield Infrastructure Corp. Class A	12,811
385	BRP, Inc.	13,000
555	BRP, Inc.†	18,765
2,527	CAE, Inc.†, *	62,139
520	Cameco Corp.	21,406
6,281	Canadian Imperial Bank of Commerce	353,321
2,000	Canadian National Railway Co.	194,628
955	Canadian National Railway Co.†	93,074
18,184	Canadian Natural Resources Ltd.	559,527
2,545	Canadian Pacific Kansas City Ltd.	178,684
1,723	Canadian Tire Corp. Ltd., Class A	178,927
1,300	Canadian Utilities Ltd., Class A	33,425

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Canada (Continued)
3,694	Capital Power Corp.	$122,778
10,798	Capstone Copper Corp.*	55,601
1,524	CCL Industries, Inc., Class B	74,439
4,879	Celestica, Inc.*	384,738
6,625	Cenovus Energy, Inc.	92,075
10,243	Cenovus Energy, Inc.†	142,480
5,200	CES Energy Solutions Corp.	26,740
1,850	CGI, Inc.	184,685
4,510	CI Financial Corp.	97,687
740	Cogeco Communications, Inc.	36,089
325	Colliers International Group, Inc.	39,331
189	Colliers International Group, Inc.†	22,926
122	Constellation Software, Inc.	386,365
3,054	Definity Financial Corp.	135,696
7,600	Denison Mines Corp.*	9,929
511	Descartes Systems Group, Inc.*, †	51,524
2,540	Dollarama, Inc.	271,606
9,286	Dundee Precious Metals, Inc.	123,121
5,600	Eldorado Gold Corp.*, †	94,192
3,501	Eldorado Gold Corp.*	58,851
2,063	Emera, Inc.	86,890
2,538	Empire Co. Ltd., Class A	85,097
5,120	Enbridge, Inc.	226,603
3,107	Enbridge, Inc.†	137,671
9,078	Endeavour Mining PLC	218,142
1,386	EQB, Inc.	93,944
9,049	Equinox Gold Corp.*	62,257
700	ERO Copper Corp.*	8,478
1,948	ERO Copper Corp.†, *	23,610
1,229	Exchange Income Corp.	42,463
112	Fairfax Financial Holdings Ltd.	161,872
6,541	Finning International, Inc.	184,042
9,374	First Majestic Silver Corp.	62,712
4,271	First Quantum Minerals Ltd.*	57,429
347	FirstService Corp.	57,539
2,757	Fortis, Inc.	125,584
4,955	Fortuna Mining Corp.*	30,134
743	Franco-Nevada Corp.	117,009
645	George Weston Ltd.	109,960
1,068	GFL Environmental, Inc.	51,595
6,200	Gibson Energy, Inc.	96,163
2,320	Gildan Activewear, Inc.	102,585
1,643	Great-West Lifeco, Inc.	64,370
15,722	Hudbay Minerals, Inc.†	119,330
7,321	Hudbay Minerals, Inc.	55,503
1,698	Hydro One Ltd.#	57,098
1,315	iA Financial Corp., Inc.	124,880
34,100	IAMGOLD Corp.*	213,092
1,311	IGM Financial, Inc.	40,322
777	Imperial Oil Ltd.†	56,193
1,034	Imperial Oil Ltd.	74,691
788	Intact Financial Corp.	160,995
1,068	Ivanhoe Mines Ltd., Class A*	9,069
3,548	K92 Mining, Inc.*	30,597

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Canada (Continued)
2,348	Keyera Corp.	$72,983
18,607	Kinross Gold Corp.	234,501
4,710	Lightspeed Commerce, Inc.†, *	41,212
2,489	Linamar Corp.	86,221
1,153	Loblaw Cos. Ltd.	161,575
4,000	Lundin Gold, Inc.	123,859
7,550	Lundin Mining Corp.	61,174
3,172	Magna International, Inc.	107,809
4,204	Manulife Financial Corp.	130,994
2,212	Maple Leaf Foods, Inc.	38,536
1,500	MDA Space Ltd.*	28,654
15,052	MEG Energy Corp.	263,898
3,636	Methanex Corp.	127,562
1,582	Metro, Inc.	110,011
4,486	National Bank of Canada	370,246
33,488	New Gold, Inc.*	124,046
1,000	North West Co., Inc.	35,329
9,492	Northland Power, Inc.	129,744
4,647	Nutrien Ltd.†	230,816
852	Nutrien Ltd.	42,285
7,670	NuVista Energy Ltd.*	72,487
40,400	OceanaGold Corp.	134,756
1,253	Open Text Corp.	31,624
511	Open Text Corp.†	12,908
1,875	Osisko Gold Royalties Ltd.	39,570
2,072	Pan American Silver Corp.	53,519
4,147	Paramount Resources Ltd., Class A	53,745
6,127	Parkland Corp.	153,361
2,949	Pembina Pipeline Corp.	117,984
11,030	Peyto Exploration & Development Corp.	139,729
1,500	Premium Brands Holdings Corp.	80,678
4,412	Quebecor, Inc., Class B	111,323
1,095	RB Global, Inc.	109,869
422	Restaurant Brands International, Inc.†	28,122
1,200	Restaurant Brands International, Inc.	79,994
710	Richelieu Hardware Ltd.	16,573
3,924	Rogers Communications, Inc., Class B	104,791
9,360	Royal Bank of Canada	1,054,346
3,340	Russel Metals, Inc.	91,238
10,574	Sandstorm Gold Ltd.	79,834
2,504	Saputo, Inc.	43,205
8,205	Secure Waste Infrastructure Corp.	89,402
700	Shopify, Inc., Class A*	66,593
1,599	South Bow Corp.	40,819
987	Spin Master Corp.#	16,502
900	Stantec, Inc.	74,585
1,800	Stella-Jones, Inc.	85,356
122	Strathcona Resources Ltd.	2,472
468	Sun Life Financial, Inc.†	26,798
3,765	Sun Life Financial, Inc.	215,479
7,958	Suncor Energy, Inc.†	308,134
7,810	Suncor Energy, Inc.	302,403
7,999	TC Energy Corp.	377,671
2,585	Teck Resources Ltd., Class B†	94,172

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Canada (Continued)
2,972	Teck Resources Ltd., Class B	$108,260
640	TFI International, Inc.	49,553
251	Thomson Reuters Corp.†	43,368
276	Thomson Reuters Corp.	47,628
1,730	TMX Group Ltd.	63,163
5,500	Torex Gold Resources, Inc.*	152,305
656	Toromont Industries Ltd.	51,343
7,806	Toronto-Dominion Bank	467,747
1,358	Toronto-Dominion Bank†	81,398
3,337	Tourmaline Oil Corp.	160,931
3,838	TransAlta Corp.	35,818
779	TransAlta Corp.†	7,284
1,600	Triple Flag Precious Metals Corp.	30,640
27,215	Veren, Inc.†	180,163
3,354	Veren, Inc.	22,188
2,344	Vermilion Energy, Inc.	18,976
176	Victoria Gold Corp./Vancouver§, *	44
787	Waste Connections, Inc.	153,539
570	West Fraser Timber Co. Ltd.	43,780
346	Wheaton Precious Metals Corp.	26,850
33,764	Whitecap Resources, Inc.	217,265
1,581	Winpak Ltd.	43,067
822	WSP Global, Inc.	139,495
		19,623,027
	Denmark—1.6%
5,110	ALK-Abello AS*, §	102,993
26,358	Alm Brand AS§	63,208
8,077	Ambu AS, Class B§	138,530
15	AP Moller - Maersk AS, Class A§	25,726
30	AP Moller - Maersk AS, Class B§	52,493
973	Carlsberg AS, Class B§	123,933
610	Coloplast AS, Class B§	64,141
4,232	Danske Bank AS	138,752
3,204	Demant AS*	107,730
1,164	DSV AS§	225,314
817	FLSmidth & Co. AS§	39,292
348	Genmab AS*, §	67,938
8,387	H Lundbeck AS§	42,259
4,236	H Lundbeck AS, Class A§	17,715
5,888	ISS AS§	135,303
1,781	Jyske Bank AS, Registered§	142,815
2,216	NKT AS*, §	151,273
20,596	Novo Nordisk AS, Class B§	1,427,557
2,597	Novonesis (Novozymes) B§	151,350
723	Orsted AS*, #	31,831
1,052	Pandora AS§	161,095
1,113	Ringkjoebing Landbobank AS§	198,492
158	Rockwool AS, Class A§	64,696
271	Rockwool AS, Class B§	112,474
1,860	Royal Unibrew AS§	148,454
2,761	Tryg AS	65,716
4,343	Vestas Wind Systems AS*, §	59,888

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Denmark (Continued)
881	Zealand Pharma AS*, §	$66,307
		4,127,275
	Finland—1.0%
1,022	Cargotec OYJ, Class B§	46,591
4,024	Elisa OYJ§	196,078
3,644	Finnair OYJ†, §	12,852
6,074	Fortum OYJ†, §	99,577
2,640	Huhtamaki OYJ§	94,141
844	Kalmar OYJ , Class B§	27,816
4,001	Kemira OYJ†, §	87,225
2,475	Kesko OYJ, Class A§	50,063
8,405	Kesko OYJ, Class B§	171,992
2,114	Kojamo OYJ*, §	19,270
2,610	Kone OYJ, Class B†, §	144,414
2,574	Konecranes OYJ§	164,070
10,101	Metso OYJ†, §	104,497
2,807	Neste OYJ†, §	25,862
14,164	Nokia OYJ§	74,693
21,352	Nokia OYJ, ADR†	112,525
29,644	Nordea Bank Abp§	379,078
727	Orion OYJ, Class A§	42,495
3,470	Orion OYJ, Class B§	206,327
12,315	Sampo OYJ, Class A§	117,946
5,135	Sampo OYJ, Class A*, §	49,134
19,318	Stora Enso OYJ, Class R†, §	183,312
2,814	UPM-Kymmene OYJ†, §	75,524
4,926	Valmet OYJ†, §	133,853
4,259	Wartsila OYJ Abp§	76,030
		2,695,365
	France—5.6%
1,828	Accor SA§	83,453
181	Aeroports de Paris SA§	18,513
971	Air France-KLM†, *, §	9,045
1,619	Air Liquide SA	308,098
1,951	Airbus SE§	344,006
5,363	Alstom SA*, §	118,731
866	Alten SA§	84,932
514	Amundi SA#	40,338
2,048	Arkema SA	156,328
4,026	AXA SA	171,871
1,392	Ayvens SA#, §	12,259
393	BioMerieux§	48,569
4,454	BNP Paribas SA§	370,941
5,145	Bollore SE§	30,164
3,160	Bouygues SA§	124,608
4,210	Bureau Veritas SA§	127,285
6,270	Canal & SA*, §	14,987
899	Capgemini SE§	134,432
8,303	Carrefour SA§	119,074
3,251	Cie de Saint-Gobain SA§	323,156
7,397	Cie Generale des Etablissements Michelin SCA	259,562
3,850	Clariane SE†, *, §	17,864

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	France (Continued)
4,277	Credit Agricole SA§	$77,750
3,754	Danone SA§	287,662
85	Dassault Aviation SA§	28,281
1,320	Dassault Systemes SE§	50,302
1,478	Edenred SE§	48,227
2,236	Eiffage SA§	260,742
11,335	Elis SA†, §	254,065
14,139	Engie SA§	275,510
228	Eramet SA†, §	12,448
556	EssilorLuxottica SA	159,953
1,296	Eurofins Scientific SE†	69,057
708	Euronext NV#	102,536
2,974	FDJ UNITED#, §	93,489
1,133	Gaztransport Et Technigaz SA§	171,689
9,495	Getlink SE§	164,544
155	Hermes International SCA	406,174
90	ID Logistics Group SACA*, §	35,691
585	Imerys SA§	19,115
290	Interparfums SA†, §	12,518
339	Ipsen SA	39,063
3,076	JCDecaux SE*, §	52,254
570	Kering SA§	118,381
702	L'Oreal SA	260,659
1,669	Legrand SA§	176,721
2,242	LVMH Moet Hennessy Louis Vuitton SE	1,399,731
1,307	Nexans SA§	128,706
25,581	Orange SA	331,688
659	Pernod Ricard SA§	65,459
579	Pluxee NV†, §	11,809
1,449	Publicis Groupe SA§	136,533
1,544	Renault SA§	78,460
10,305	Rexel SA	276,844
2,190	Rubis SCA†, §	61,821
1,748	Safran SA	461,133
2,607	Sanofi SA§	288,881
124	Sartorius Stedim Biotech	24,661
1,758	Schneider Electric SE	406,947
6,876	SCOR SE§	198,487
1,311	SEB SA§	124,609
433	Societe BIC SA§	29,325
4,891	Societe Generale SA§	220,818
841	Sodexo SA§	54,031
361	SOITEC*, §	19,392
646	Sopra Steria Group§	120,429
5,730	SPIE SA§	244,175
3,434	STMicroelectronics NV§	75,168
2,992	STMicroelectronics NV, Registered	65,704
6,938	Technip Energies NV§	225,888
2,518	Teleperformance SE§	253,839
505	Thales SA§	135,588
31,242	TotalEnergies SE§	2,019,193
2,347	Valeo SE§	22,150
9,802	Vallourec SACA†, *, §	184,688
3,558	Veolia Environnement SA§	122,293

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	France (Continued)
2,551	Verallia SA#, §	$79,745
3,910	Vinci SA§	494,099
95	Virbac SACA§	30,279
6,270	Vivendi SE§	18,787
2,202	Worldline SA†, #, *, §	13,641
		14,520,048
	Germany—4.9%
845	adidas AG§	197,873
787	Allianz SE, Registered	300,052
1,264	Aurubis AG*, §	118,975
8,301	BASF SE	412,566
10,754	Bayer AG, Registered	256,706
3,707	Bayerische Motoren Werke AG§	295,671
2,899	Bechtle AG§	107,521
325	Beiersdorf AG§	42,072
3,646	Brenntag SE§	235,566
161	Carl Zeiss Meditec AG, Bearer Shares§	10,560
6,184	Commerzbank AG§	140,383
1,756	Continental AG	122,742
1,507	Covestro AG*, §	96,790
1,134	CTS Eventim AG & Co. KGaA§	113,294
6,165	Daimler Truck Holding AG	247,831
800	Deutsche Bank AG, Registered	19,064
11,171	Deutsche Bank AG, Registered§	263,816
1,817	Deutsche Boerse AG§	535,533
9,773	Deutsche Lufthansa AG, Registered§	70,743
10,100	Deutsche Post AG§	431,103
39,796	Deutsche Telekom AG, Registered§	1,473,590
943	Deutsche Wohnen SE§	20,506
816	DWS Group GmbH & Co. KGaA#, §	44,496
13,790	E.ON SE§	208,108
3,295	Evonik Industries AG	71,107
655	Fielmann Group AG§	29,640
1,717	Fraport AG Frankfurt Airport Services Worldwide*, §	107,614
5,678	Freenet AG§	216,397
2,203	Fresenius Medical Care AG	108,800
3,220	Fresenius SE & Co. KGaA*, §	137,271
1,536	FUCHS SE§	55,712
3,986	GEA Group AG§	241,154
342	Gerresheimer AG§	25,910
330	Hannover Rueck SE§	97,965
188	Hapag-Lloyd AG#, §	28,330
1,620	Heidelberg Materials AG§	277,188
844	Henkel AG & Co. KGaA§	60,786
1,726	Hensoldt AG§	115,656
324	HOCHTIEF AG§	55,157
10,112	Infineon Technologies AG§	333,946
3,794	KION Group AG§	156,683
919	Knorr-Bremse AG§	83,256
593	Krones AG§	80,463
2,150	LEG Immobilien SE§	152,194
9,557	Mercedes-Benz Group AG§	560,453
166	Merck KGaA§	22,728

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Germany (Continued)
142	MTU Aero Engines AG§	$49,182
878	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	553,429
671	Nemetschek SE§	77,812
2,001	Nordex SE*, §	30,808
4,631	Puma SE§	112,142
659	Qiagen NV*	26,459
675	Qiagen NV*, §	26,787
54	Rational AG§	44,743
431	Rheinmetall AG§	618,143
1,496	RTL Group SA§	56,447
3,022	RWE AG§	107,936
2,092	SAP SE	555,407
5,691	Schaeffler AG*, §	23,520
2,423	Siemens AG, Registered§	555,906
1,155	Siemens Energy AG*, §	67,441
1,389	Siemens Healthineers AG#, §	74,527
834	Sixt SE§	71,402
1,184	Stroeer SE & Co. KGaA§	69,264
1,101	Symrise AG§	114,032
1,019	Talanx AG§	106,592
14,859	TUI AG*, §	101,274
6,141	United Internet AG, Registered§	126,206
418	Volkswagen AG§	43,433
4,135	Vonovia SE§	111,560
615	Wacker Chemie AG§	50,359
4,190	Zalando SE*, #, §	144,577
		12,703,359
	Hong Kong—1.1%
61,800	AIA Group Ltd.	467,159
4,200	ASMPT Ltd.§	29,492
46,118	Bank of East Asia Ltd.§	68,904
28,000	BOC Hong Kong Holdings Ltd.§	113,353
9,600	Budweiser Brewing Co. APAC Ltd.#, §	11,581
26,181	Cathay Pacific Airways Ltd.§	34,924
10,906	CK Asset Holdings Ltd.	44,296
13,000	CK Hutchison Holdings Ltd.	73,482
6,000	CK Infrastructure Holdings Ltd.	35,933
6,500	CLP Holdings Ltd.§	52,984
8,000	Cowell e Holdings, Inc.*, §	29,670
17,600	ESR Group Ltd.#, §	27,679
68,927	Far East Consortium International Ltd.§	7,097
98,000	First Pacific Co. Ltd.§	59,470
78,000	FIT Hon Teng Ltd.*, #, §	24,361
10,000	Galaxy Entertainment Group Ltd.	39,274
20,000	Hang Lung Group Ltd.§	29,412
69,479	Hang Lung Properties Ltd.§	59,170
3,800	Hang Seng Bank Ltd.§	51,631
8,500	Henderson Land Development Co. Ltd.§	24,535
24,500	HK Electric Investments & HK Electric Investments Ltd.§	16,911
48,000	HKT Trust & HKT Ltd.§	64,220
68,457	Hong Kong & China Gas Co. Ltd.§	58,963
6,606	Hong Kong Exchanges & Clearing Ltd.§	293,868
10,000	Hysan Development Co. Ltd.§	16,200

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Hong Kong (Continued)
26,500	Kerry Properties Ltd.§	$62,459
9,991	Kowloon Development Co. Ltd.§	4,247
64,000	Man Wah Holdings Ltd.§	37,004
16,000	MGM China Holdings Ltd.§	21,532
6,185	MTR Corp. Ltd.§	20,299
28,188	NagaCorp Ltd.*, §	12,406
50,000	New World Development Co. Ltd.*, §	31,833
44,000	NewOcean Energy Holdings Ltd.§, *	—
87,789	PCCW Ltd.§	54,680
6,000	Power Assets Holdings Ltd.§	35,930
4,800	PRADA SpA§	33,892
19,200	Samsonite Group SA#, §	45,358
9,600	Sands China Ltd.*, §	19,333
22,000	Shandong Hi-Speed Holdings Group Ltd.*, §	16,176
44,000	Shangri-La Asia Ltd.§	25,576
21,000	SITC International Holdings Co. Ltd.§	57,081
96,250	SJM Holdings Ltd.*, §	29,816
10,500	Stella International Holdings Ltd.§	23,353
5,500	Sun Hung Kai Properties Ltd.§	52,209
4,500	Swire Pacific Ltd., Class A§	39,671
15,000	Swire Pacific Ltd., Class B§	20,862
6,200	Swire Properties Ltd.§	13,625
8,500	Techtronic Industries Co. Ltd.§	102,373
52,000	United Laboratories International Holdings Ltd.§	98,457
5,400	VTech Holdings Ltd.§	39,762
60,826	WH Group Ltd.#, §	55,930
12,000	Wharf Real Estate Investment Co. Ltd.§	29,224
27,200	Wynn Macau Ltd.§	19,530
50,310	Xinyi Glass Holdings Ltd.§	49,514
35,500	Yue Yuen Industrial Holdings Ltd.§	57,225
29,000	Zensun Enterprises Ltd.*	339
		2,844,265
	Ireland—0.2%
23,256	AIB Group PLC§	150,962
17,298	Bank of Ireland Group PLC	204,710
9,232	Glanbia PLC§	101,496
602	Kerry Group PLC, Class A§	63,112
1,085	Kingspan Group PLC§	87,748
		608,028
	Israel—0.7%
182	AFI Properties Ltd.*, §	8,537
162	Africa Israel Residences Ltd.§	9,778
734	Airport City Ltd.*, §	10,350
160	Alrov Properties & Lodgings Ltd.*, §	7,825
2,317	Amot Investments Ltd.§	11,274
471	Ashtrom Group Ltd.*, §	6,472
2,639	Azorim-Investment Development & Construction Co. Ltd.§	11,351
154	Azrieli Group Ltd.§	10,377
10,509	Bank Hapoalim BM§	142,355
16,904	Bank Leumi Le-Israel BM§	227,223
353	Bet Shemesh Engines Holdings 1997 Ltd.*, §	45,038
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	33,203

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Israel (Continued)
92	Big Shopping Centers Ltd.*, §	$12,774
124	Blue Square Real Estate Ltd.§	9,855
63	Brack Capital Properties NV*	3,702
238	Camtek Ltd.§	13,849
5,502	Cellcom Israel Ltd.*, §	33,572
1,006	Clal Insurance Enterprises Holdings Ltd.§	24,694
142	Danel Adir Yeoshua Ltd.§	14,285
260	Delek Automotive Systems Ltd.*, §	1,754
153	Delek Group Ltd.§	23,636
208	Delta Galil Ltd.§	9,907
5,933	El Al Israel Airlines*, §	17,897
96	Elbit Systems Ltd.	36,833
30	Electra Ltd.§	13,985
4,030	Energix-Renewable Energies Ltd.§	11,015
899	Enlight Renewable Energy Ltd.*, §	14,447
567	Equital Ltd.*, §	20,094
166	Fattal Holdings 1998 Ltd.*, §	21,692
699	First International Bank of Israel Ltd.§	35,322
153	Formula Systems 1985 Ltd.§	13,274
122	Formula Systems 1985 Ltd., ADR†	10,614
294	Fox Wizel Ltd.§	23,963
—	Gav-Yam Lands Corp. Ltd.§	—
2,147	Harel Insurance Investments & Financial Services Ltd.§	34,338
313	Hilan Ltd.§	19,171
1,012	ICL Group Ltd.§	5,728
1	Isracard Ltd.§	2
2,814	Israel Canada T.R Ltd.§	8,812
14,731	Israel Discount Bank Ltd., Class A§	102,362
50	Isras Investment Co. Ltd.§	10,605
302	Kenon Holdings Ltd.§	9,603
955	Kvutzat Acro Ltd.§	12,205
521	Lapidoth Capital Ltd.§	8,349
325	M Yochananof & Sons Ltd.§	20,651
267	Matrix IT Ltd.§	6,213
252	Mega Or Holdings Ltd.§	7,284
2,116	Meitav Investment House Ltd.§	24,663
526	Menora Mivtachim Holdings Ltd.§	26,408
12,957	Migdal Insurance & Financial Holdings Ltd.§	23,567
8,220	Mivne Real Estate KD Ltd.§	22,049
1,572	Mizrahi Tefahot Bank Ltd.§	70,584
747	Next Vision Stabilized Systems Ltd.§	17,097
156	Nice Ltd.*, §	23,998
12	Nice Ltd., ADR†, *	1,850
130	Nova Ltd.*, §	24,182
130,510	Oil Refineries Ltd.§	31,045
1,226	One Software Technologies Ltd.§	22,674
1,134	OPC Energy Ltd.*, §	9,875
564	OY Nofar Energy Ltd.*, §	12,931
2,855	Partner Communications Co. Ltd.§	19,426
282	Paz Retail & Energy Ltd.§	37,335
3,099	Phoenix Financial Ltd.§	57,647
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	20,225
1,204	Retailors Ltd.§	26,064
1,415	Shapir Engineering & Industry Ltd.§	8,565

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Israel (Continued)
5,468	Shikun & Binui Ltd.*, §	$14,321
11,929	Shikun & Binui Soltec Renewable Energy*, §	7,477
2,661	Shufersal Ltd.§	25,189
700	Strauss Group Ltd.§	14,702
2,274	Tel Aviv Stock Exchange Ltd.§	26,817
473	Teva Pharmaceutical Industries Ltd.*, §	7,230
6,714	Teva Pharmaceutical Industries Ltd., ADR*	103,194
534	Tower Semiconductor Ltd.*	19,042
171	YH Dimri Construction & Development Ltd.§	13,815
		1,848,242
	Italy—2.4%
62,353	A2A SpA§	150,192
2,124	ACEA SpA§	43,753
4,441	Amplifon SpA†, §	89,815
4,544	Azimut Holding SpA§	127,361
1,967	Banca Generali SpA†, §	110,628
4,014	Banca Mediolanum SpA§	64,642
39,576	Banca Monte dei Paschi di Siena SpA§	314,377
14,817	Banca Popolare di Sondrio SpA§	179,372
14,608	Banco BPM SpA	148,541
42,499	BPER Banca SpA§	333,395
3,843	Brembo NV†, §	32,849
1,134	Brunello Cucinelli SpA§	129,918
2,350	Buzzi SpA§	113,481
3,914	Credito Emiliano SpA§	53,305
80,669	Enel SpA	654,367
21,244	Eni SpA†, §	328,102
607	Ferrari NV§	258,899
5,782	FinecoBank Banca Fineco SpA	114,554
1,796	Generali†, §	63,099
30,199	Hera SpA§	130,668
1,991	Infrastrutture Wireless Italiane SpA#, §	21,081
37,367	Intesa Sanpaolo SpA§	192,382
17,564	Iren SpA§	44,881
12,956	Italgas SpA§	92,998
7,657	Iveco Group NV§	126,077
931	Leonardo SpA§	45,438
3,971	Maire SpA§	38,166
3,294	Mediobanca Banca di Credito Finanziario SpA†, §	61,854
1,371	Moncler SpA§	84,717
20,578	Nexi SpA†, #, *, §	109,577
15,698	Pirelli & C SpA#, §	93,345
2,463	Poste Italiane SpA#, §	43,879
1,227	Prysmian SpA§	67,352
570	Recordati Industria Chimica e Farmaceutica SpA§	32,299
624	Reply SpA§	102,383
55,163	Saipem SpA†, *, §	128,056
13,537	Snam SpA§	70,228
756	SOL SpA§	30,533
16,483	Stellantis NV†, §	184,579
5,817	Stellantis NV†	65,209
337,105	Telecom Italia SpA*, §	113,979
1,807	Tenaris SA§	35,304

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Italy (Continued)
582	Tenaris SA, ADR	$22,762
5,987	Terna - Rete Elettrica Nazionale§	54,191
9,946	UniCredit SpA	558,243
13,696	Unipol Assicurazioni SpA§	219,042
12,239	Webuild SpA§	42,209
		6,122,082
	Japan—14.5%
2,500	77 Bank Ltd.§	79,807
800	ABC-Mart, Inc.†, §	14,878
1,200	Adastria Co. Ltd.†, §	22,846
3,100	ADEKA Corp.§	55,802
4,000	Advantest Corp.†	177,920
4,900	Aeon Co. Ltd.†, §	122,777
1,100	Aeon Delight Co. Ltd.†, §	39,574
300	Aeon Mall Co. Ltd.†, §	4,692
2,600	AGC, Inc.§	79,085
1,300	Ai Holdings Corp.§	18,021
2,500	Aica Kogyo Co. Ltd.§	55,055
900	Ain Holdings, Inc.§	30,259
3,100	Air Water, Inc.§	39,166
5,100	Aisin Corp.§	55,498
4,600	Ajinomoto Co., Inc.§	90,980
1,400	Alfresa Holdings Corp.§	19,768
8,800	Alps Alpine Co. Ltd.†, §	89,849
2,700	Amada Co. Ltd.†, §	26,209
1,900	Amano Corp.†, §	50,730
1,100	Amvis Holdings, Inc.§	3,376
1,600	ANA Holdings, Inc.§	29,478
2,900	Anritsu Corp.†, §	26,177
1,800	Aozora Bank Ltd.†, §	24,766
1,000	Arata Corp.§	20,992
1,900	Arcs Co. Ltd.†, §	36,858
2,000	ARE Holdings, Inc.§	26,491
1,600	Artience Co. Ltd.§	33,131
2,200	As One Corp.§	34,093
12,600	Asahi Group Holdings Ltd.§	161,116
1,600	Asahi Intecc Co. Ltd.	25,874
15,000	Asahi Kasei Corp.§	105,007
4,400	Asics Corp.§	93,448
1,400	ASKUL Corp.§	14,251
6,000	Astellas Pharma, Inc.†, §	57,979
4,200	AZ-COM MARUWA Holdings, Inc.†, §	34,665
4,400	Azbil Corp.§	34,034
2,900	Bandai Namco Holdings, Inc.	97,200
1,000	BayCurrent, Inc.§	43,403
600	Belc Co. Ltd.†, §	27,292
3,800	Bic Camera, Inc.†, §	39,684
900	BIPROGY, Inc.§	27,641
4,300	Bridgestone Corp.	172,694
2,300	Brother Industries Ltd.§	41,566
1,800	Bunka Shutter Co. Ltd.§	22,625
400	C Uyemura & Co. Ltd.§	26,934
1,700	Calbee, Inc.†, §	31,721

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,200	Canon Marketing Japan, Inc.§	$40,913
3,700	Canon, Inc.§	115,368
2,100	Capcom Co. Ltd.§	51,781
2,700	Casio Computer Co. Ltd.†, §	22,018
2,500	Central Japan Railway Co.§	47,615
3,700	Chiba Bank Ltd.†, §	34,740
3,800	Chubu Electric Power Co., Inc.†, §	41,215
3,600	Chugai Pharmaceutical Co. Ltd.§	164,426
5,900	Chugin Financial Group, Inc.§	66,192
6,100	Chugoku Electric Power Co., Inc.†, §	34,977
700	Chugoku Marine Paints Ltd.†, §	9,912
8,700	Citizen Watch Co. Ltd.†, §	51,961
1,300	CKD Corp.§	17,706
1,200	Coca-Cola Bottlers Japan Holdings, Inc.§	19,546
2,500	Colowide Co. Ltd.†, §	28,624
900	COMSYS Holdings Corp.§	19,124
8,000	Concordia Financial Group Ltd.§	52,729
1,000	Cosmo Energy Holdings Co. Ltd.†, §	42,910
400	Cosmos Pharmaceutical Corp.§	20,081
4,800	Create Restaurants Holdings, Inc.§	41,800
1,700	Create SD Holdings Co. Ltd.§	33,007
3,600	CyberAgent, Inc.§	27,321
1,300	Cybozu, Inc.§	24,557
1,500	Dai Nippon Printing Co. Ltd.§	21,289
1,000	Dai-Dan Co. Ltd.§	24,960
24,000	Dai-ichi Life Holdings, Inc.§	182,708
7,800	Daicel Corp.§	67,712
5,600	Daido Steel Co. Ltd.†, §	44,548
2,700	Daifuku Co. Ltd.§	65,883
700	Daihen Corp.§	30,065
1,900	Daiichi Sankyo Co. Ltd.§	44,585
4,200	Daiichikosho Co. Ltd.§	48,311
1,300	Daikin Industries Ltd.§	141,138
300	Daikokutenbussan Co. Ltd.†, §	13,299
4,000	Daio Paper Corp.†, §	21,980
2,280	Daiseki Co. Ltd.†, §	57,129
2,800	Daishi Hokuetsu Financial Group, Inc.§	59,356
600	Daito Trust Construction Co. Ltd.§	61,366
6,600	Daiwa House Industry Co. Ltd.§	218,174
4,700	Daiwa Securities Group, Inc.†, §	31,358
4,300	Daiwabo Holdings Co. Ltd.§	73,044
5,300	DCM Holdings Co. Ltd.†, §	49,190
3,700	Denka Co. Ltd.†, §	52,943
7,100	Denso Corp.§	88,089
900	Dentsu Group, Inc.§	19,814
400	Dentsu Soken, Inc.§	16,264
3,000	Dexerials Corp.§	37,078
3,600	DIC Corp.§	73,336
1,900	Dip Corp.†, §	28,335
500	Disco Corp.§	102,945
2,800	DMG Mori Co. Ltd.§	54,511
2,500	Dowa Holdings Co. Ltd.†, §	77,489
1,500	DTS Corp.§	40,113
3,300	East Japan Railway Co.§	65,058

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
5,500	Ebara Corp.§	$83,626
2,100	EDION Corp.†, §	26,263
1,400	Eisai Co. Ltd.§	38,841
2,900	Elecom Co. Ltd.§	32,135
1,700	Electric Power Development Co. Ltd.†, §	28,739
700	en Japan, Inc.†, §	7,672
37,400	ENEOS Holdings, Inc.§	196,213
1,000	Exedy Corp.†, §	29,301
8,600	EXEO Group, Inc.§	96,445
2,300	Ezaki Glico Co. Ltd.§	70,828
1,300	FANUC Corp.	35,479
1,000	Fast Retailing Co. Ltd.§	298,628
2,300	Food & Life Cos. Ltd.§	68,732
1,400	FP Corp.§	26,408
900	Fuji Co. Ltd.†, §	13,038
3,300	Fuji Corp.§	46,347
1,400	Fuji Electric Co. Ltd.§	59,453
500	Fuji Kyuko Co. Ltd.§	7,509
700	Fuji Oil Holdings, Inc.†, §	14,337
1,900	Fuji Seal International, Inc.§	33,252
600	Fuji Soft, Inc.†, §	39,301
2,800	FUJIFILM Holdings Corp.§	53,604
3,000	Fujikura Ltd.	110,246
900	Fujimi, Inc.§	11,473
7,700	Fujitsu Ltd.	153,074
400	Fukuda Denshi Co. Ltd.§	17,091
1,200	Fukuoka Financial Group, Inc.	31,672
1,000	Fukushima Galilei Co. Ltd.§	18,428
600	Fukuyama Transporting Co. Ltd.§	14,496
1,400	Furukawa Electric Co. Ltd.§	47,041
1,300	Fuso Chemical Co. Ltd.†, §	30,033
2,000	Future Corp.§	23,269
3,000	Glory Ltd.†, §	52,716
700	GMO Payment Gateway, Inc.§	37,428
1,200	GNI Group Ltd.†, *, §	16,865
400	Goldwin, Inc.§	22,138
3,800	GS Yuasa Corp.†, §	60,770
4,900	Gunma Bank Ltd.§	40,533
3,000	H.U. Group Holdings, Inc.§	54,960
3,400	H2O Retailing Corp.†, §	51,391
5,000	Hachijuni Bank Ltd.§	35,429
2,800	Hakuhodo DY Holdings, Inc.†, §	20,233
1,800	Hamamatsu Photonics KK§	17,587
1,900	Hankyu Hanshin Holdings, Inc.†, §	51,012
1,500	Hanwa Co. Ltd.†, §	49,104
3,500	Haseko Corp.†, §	45,940
6,300	Hazama Ando Corp.§	57,548
2,300	Heiwa Corp.†, §	36,066
600	Heiwa Real Estate Co. Ltd.§	18,855
700	Heiwado Co. Ltd.§	11,867
12,900	Hino Motors Ltd.*, §	36,381
10,000	Hirogin Holdings, Inc.§	81,262
200	Hirose Electric Co. Ltd.§	23,214
1,000	HIS Co. Ltd.†, §	9,536

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,600	Hitachi Construction Machinery Co. Ltd.†, §	$42,360
23,600	Hitachi Ltd.§	546,365
6,200	Hokkaido Electric Power Co., Inc.†, §	31,467
3,000	Hokuetsu Corp.†, §	24,565
2,800	Hokuhoku Financial Group, Inc.§	48,337
2,300	Hokuriku Electric Power Co.§	12,795
30,900	Honda Motor Co. Ltd.†, §	280,346
939	Honda Motor Co. Ltd., ADR†	25,475
600	Horiba Ltd.§	40,091
600	Hoshizaki Corp.§	23,141
2,500	House Foods Group, Inc.§	45,407
2,000	Hoya Corp.	225,609
4,400	Hulic Co. Ltd.§	42,223
8,400	Hyakugo Bank Ltd.†, §	41,471
700	Ibiden Co. Ltd.†, §	18,861
3,300	Ichibanya Co. Ltd.†, §	20,409
6,100	Ichigo, Inc.†, §	15,722
10,500	Idemitsu Kosan Co. Ltd.§	73,969
3,000	IDOM, Inc.†, §	23,996
500	IHI Corp.†, §	34,720
1,100	Iida Group Holdings Co. Ltd.†	16,787
1,900	Inaba Denki Sangyo Co. Ltd.§	48,314
1,500	Inabata & Co. Ltd.§	31,830
11,712	INFRONEER Holdings, Inc.†, §	94,428
13,200	Inpex Corp.§	181,664
1,200	Internet Initiative Japan, Inc.§	20,886
1,500	Isetan Mitsukoshi Holdings Ltd.†, §	21,482
7,800	Isuzu Motors Ltd.†, §	105,642
1,900	Ito En Ltd.§	40,792
4,500	ITOCHU Corp.†, §	207,894
2,700	Itochu Enex Co. Ltd.§	28,938
680	Itoham Yonekyu Holdings, Inc.§	19,003
9,300	Iwatani Corp.†, §	93,128
4,100	Iyogin Holdings, Inc.§	48,366
1,900	Izumi Co. Ltd.†, §	40,206
3,500	J. Front Retailing Co. Ltd.†, §	43,093
4,100	JAC Recruitment Co. Ltd.§	22,171
1,400	Japan Airlines Co. Ltd.§	23,910
1,200	Japan Airport Terminal Co. Ltd.§	33,042
1,800	Japan Aviation Electronics Industry Ltd.†, §	31,545
2,200	Japan Elevator Service Holdings Co. Ltd.§	40,399
7,200	Japan Exchange Group, Inc.§	73,769
1,200	Japan Material Co. Ltd.§	9,807
7,800	Japan Post Holdings Co. Ltd.	77,917
1,000	Japan Post Insurance Co. Ltd.	20,282
3,000	Japan Securities Finance Co. Ltd.§	35,909
400	Japan Steel Works Ltd.†, §	14,188
5,800	Japan Tobacco, Inc.§	159,278
1,600	Jeol Ltd.§	49,532
6,200	JFE Holdings, Inc.†, §	75,848
1,700	Joyful Honda Co. Ltd.§	22,724
4,100	JTEKT Corp.§	31,018
1,300	Juroku Financial Group, Inc.§	42,105
2,000	Justsystems Corp.§	45,121

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
10,400	JVCKenwood Corp.§	$87,335
6,900	K's Holdings Corp.†, §	62,732
800	Kadokawa Corp.§	18,951
2,000	Kaga Electronics Co. Ltd.†, §	36,079
2,900	Kagome Co. Ltd.†, §	56,799
2,200	Kajima Corp.§	44,920
1,500	Kakaku.com, Inc.†, §	21,559
2,000	Kamigumi Co. Ltd.§	46,632
7,000	Kanadevia Corp.†, §	42,949
1,500	Kandenko Co. Ltd.§	26,891
2,000	Kaneka Corp.§	50,972
4,100	Kanematsu Corp.†, §	69,041
4,100	Kansai Electric Power Co., Inc.§	48,480
1,800	Kansai Paint Co. Ltd.†, §	25,714
2,500	Kao Corp.§	108,033
3,000	Katitas Co. Ltd.†, §	39,643
800	Kato Sangyo Co. Ltd.§	26,386
900	Kawasaki Heavy Industries Ltd.†, §	54,041
28,400	KDDI Corp.§	448,184
2,800	Keihan Holdings Co. Ltd.†, §	60,881
4,500	Keikyu Corp.†, §	45,396
700	Keio Corp.†, §	17,873
1,800	Keisei Electric Railway Co. Ltd.†, §	16,260
900	Kewpie Corp.§	17,540
500	Keyence Corp.	196,254
3,300	Kikkoman Corp.†, §	31,773
1,500	Kintetsu Group Holdings Co. Ltd.§	31,963
5,200	Kirin Holdings Co. Ltd.§	72,086
1,700	Kiyo Bank Ltd.†, §	26,278
700	Kobayashi Pharmaceutical Co. Ltd.§	26,496
1,300	Kobe Bussan Co. Ltd.§	30,546
4,600	Kobe Steel Ltd.†, §	53,210
900	Kohnan Shoji Co. Ltd.†, §	22,484
3,200	Koito Manufacturing Co. Ltd.†, §	39,390
2,900	Kokuyo Co. Ltd.§	55,389
8,600	Komatsu Ltd.†	249,561
900	KOMEDA Holdings Co. Ltd.†, §	17,206
1,900	Komeri Co. Ltd.§	37,602
600	Konami Group Corp.§	70,868
21,400	Konica Minolta, Inc.*, §	72,327
1,200	Konoike Transport Co. Ltd.§	21,559
500	Kose Corp.§	20,770
2,000	Kotobuki Spirits Co. Ltd.†, §	32,584
8,700	Kubota Corp.§	106,816
900	Kumagai Gumi Co. Ltd.†, §	24,317
500	Kura Sushi, Inc.†, §	10,499
4,700	Kuraray Co. Ltd.§	57,806
1,200	Kureha Corp.†, §	22,105
800	Kurita Water Industries Ltd.§	24,736
2,500	Kusuri No. Aoki Holdings Co. Ltd.§	56,774
2,500	Kyoritsu Maintenance Co. Ltd.†, §	51,905
2,400	Kyoto Financial Group, Inc.†, §	36,582
1,800	Kyowa Kirin Co. Ltd.§	26,104
1,100	Kyudenko Corp.§	35,373

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
3,100	Kyushu Electric Power Co., Inc.§	$27,059
9,600	Kyushu Financial Group, Inc.†, §	47,385
1,200	Kyushu Railway Co.†, §	29,224
600	Lasertec Corp.§	51,470
10,100	Leopalace21 Corp.†, §	39,476
3,800	Life Corp.†, §	49,012
2,200	Lintec Corp.§	40,570
2,000	Lion Corp.§	23,759
5,000	Lixil Corp.†, §	57,790
8,500	LY Corp.§	28,742
2,200	M3, Inc.†, §	25,191
3,100	Mabuchi Motor Co. Ltd.§	47,562
7,000	Macnica Holdings, Inc.§	90,451
1,800	Maeda Kosen Co. Ltd.§	22,961
600	Makino Milling Machine Co. Ltd.§	46,713
900	Makita Corp.§	29,869
2,300	Mani, Inc.§	20,155
2,200	Marubeni Corp.§	35,151
2,000	Maruha Nichiro Corp.§	43,549
2,000	Marui Group Co. Ltd.†, §	36,182
100	Maruwa Co. Ltd.§	20,554
4,100	Matsui Securities Co. Ltd.†, §	20,865
3,020	MatsukiyoCocokara & Co.§	47,265
200	Matsuyafoods Holdings Co. Ltd.§	7,923
1,000	Max Co. Ltd.§	28,408
8,600	Mazda Motor Corp.†, §	54,360
500	McDonald's Holdings Co. Japan Ltd.†	19,059
3,700	MCJ Co. Ltd.§	33,605
9,000	Mebuki Financial Group, Inc.§	43,836
1,600	Medipal Holdings Corp.§	24,923
900	Medley, Inc.†, *, §	18,227
2,400	Megmilk Snow Brand Co. Ltd.§	41,078
1,700	Meidensha Corp.§	49,506
1,600	MEIJI Holdings Co. Ltd.§	34,631
900	Meiko Electronics Co. Ltd.§	41,778
2,600	MEITEC Group Holdings, Inc.§	50,642
1,100	Menicon Co. Ltd.§	9,186
2,200	Mercari, Inc.*, §	34,780
1,000	Micronics Japan Co. Ltd.§	23,890
3,500	Minebea Mitsumi, Inc.	51,105
3,400	Mirait One Corp.§	49,547
2,100	MISUMI Group, Inc.	35,036
1,000	Mitani Corp.§	13,201
15,500	Mitsubishi Chemical Group Corp.	76,500
10,900	Mitsubishi Corp.§	191,704
7,800	Mitsubishi Electric Corp.§	142,416
3,300	Mitsubishi Estate Co. Ltd.§	53,857
1,500	Mitsubishi Gas Chemical Co., Inc.†, §	23,411
7,100	Mitsubishi Heavy Industries Ltd.§	121,332
2,500	Mitsubishi Logisnext Co. Ltd.†, §	35,778
1,400	Mitsubishi Logistics Corp.†, §	9,054
3,900	Mitsubishi Materials Corp.†, §	63,751
16,900	Mitsubishi Motors Corp.†, §	46,245
1,000	Mitsubishi Shokuhin Co. Ltd.§	32,755

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
36,800	Mitsubishi UFJ Financial Group, Inc.§	$496,993
1,400	Mitsuboshi Belting Ltd.†, §	35,005
1,700	Mitsui Chemicals, Inc.§	38,057
4,400	Mitsui E&S Co. Ltd.†, §	48,744
6,700	Mitsui Fudosan Co. Ltd.§	59,815
4,500	Mitsui High-Tec, Inc.†, §	21,013
2,600	Mitsui Mining & Smelting Co. Ltd.§	75,836
1,000	Mitsui-Soko Holdings Co. Ltd.§	53,252
1,000	Miura Co. Ltd.§	19,869
10,390	Mizuho Financial Group, Inc.§	282,977
2,100	Mizuno Corp.§	36,563
500	Mochida Pharmaceutical Co. Ltd.§	10,638
1,700	Modec, Inc.§	47,077
900	Monogatari Corp.†, §	20,344
2,900	MonotaRO Co. Ltd.§	54,158
2,600	Morinaga & Co. Ltd.§	43,488
4,200	Morinaga Milk Industry Co. Ltd.†, §	87,240
6,500	MS&AD Insurance Group Holdings, Inc.§	140,804
7,200	Murata Manufacturing Co. Ltd.§	111,943
1,500	Musashi Seimitsu Industry Co. Ltd.†, §	24,986
2,800	Nabtesco Corp.†, §	43,488
3,400	Nagase & Co. Ltd.§	60,444
4,900	Nagoya Railroad Co. Ltd.†, §	57,041
2,500	Nakanishi, Inc.§	35,804
1,800	Namura Shipbuilding Co. Ltd.§	27,680
2,700	Nankai Electric Railway Co. Ltd.§	44,244
5,500	NEC Corp.§	116,723
1,300	Nexon Co. Ltd.§	17,769
3,900	NGK Insulators Ltd.§	47,970
1,000	NH Foods Ltd.†, §	33,426
2,400	NHK Spring Co. Ltd.†, §	25,939
1,500	Nichias Corp.§	46,453
700	Nichiha Corp.§	13,908
3,000	Nichirei Corp.†, §	35,549
4,300	NIDEC Corp.§	72,000
1,900	Nifco, Inc.§	45,603
10,300	Nihon M&A Center Holdings, Inc.†, §	39,883
4,800	Nikkon Holdings Co. Ltd.†, §	86,372
3,000	Nikon Corp.†, §	29,787
1,600	Nintendo Co. Ltd.§	109,135
1,900	Nippn Corp.†, §	27,488
3,300	Nippon Electric Glass Co. Ltd.§	77,137
4,800	Nippon Express Holdings, Inc.§	87,228
3,500	Nippon Gas Co. Ltd.§	52,244
5,700	Nippon Kayaku Co. Ltd.§	53,926
6,200	Nippon Paint Holdings Co. Ltd.§	46,501
1,900	Nippon Sanso Holdings Corp.	57,415
2,600	Nippon Shinyaku Co. Ltd.§	66,052
4,500	Nippon Shokubai Co. Ltd.†, §	52,491
1,800	Nippon Soda Co. Ltd.†, §	34,930
8,800	Nippon Steel Corp.†, §	187,859
104,100	Nippon Telegraph & Telephone Corp.§	100,549
8,500	Nipro Corp.†, §	77,107
4,800	Nishi-Nippon Financial Holdings, Inc.§	67,337

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
2,400	Nishi-Nippon Railroad Co. Ltd.†, §	$34,499
1,000	Nishimatsu Construction Co. Ltd.§	32,124
1,600	Nishimatsuya Chain Co. Ltd.§	21,356
1,800	Nissan Chemical Corp.§	53,515
21,600	Nissan Motor Co. Ltd.*, §	54,854
800	Nisshin Oillio Group Ltd.§	25,748
1,400	Nisshin Seifun Group, Inc.§	16,172
7,800	Nisshinbo Holdings, Inc.§	47,545
1,200	Nissin Foods Holdings Co. Ltd.†, §	24,435
16,100	Nissui Corp.†, §	97,055
2,000	Niterra Co. Ltd.†, §	60,736
400	Nitori Holdings Co. Ltd.†, §	39,605
6,900	Nitto Denko Corp.§	127,171
700	Nitto Kogyo Corp.§	14,566
300	Noevir Holdings Co. Ltd.§	8,564
2,100	NOF Corp.§	28,448
4,500	Nojima Corp.§	76,245
16,900	Nomura Holdings, Inc.§	103,609
7,500	Nomura Real Estate Holdings, Inc.§	43,630
2,200	Nomura Research Institute Ltd.	71,394
14,600	North Pacific Bank Ltd.†, §	50,772
2,000	NSD Co. Ltd.§	44,779
9,700	NSK Ltd.†, §	41,449
24,200	NTN Corp.†, §	39,287
3,600	NTT Data Group Corp.§	65,068
3,100	Obayashi Corp.§	41,214
1,500	Obic Co. Ltd.§	43,281
2,100	Odakyu Electric Railway Co. Ltd.†, §	20,728
900	Ohsho Food Service Corp.†, §	19,371
7,400	Oji Holdings Corp.†, §	30,992
2,700	Okamura Corp.§	35,509
4,600	Okasan Securities Group, Inc.†, §	20,453
1,000	Okinawa Cellular Telephone Co.§	28,541
2,200	OKUMA Corp.†, §	50,474
1,400	Okumura Corp.§	39,738
3,000	Olympus Corp.	39,404
1,200	Omron Corp.†, §	33,807
3,800	Ono Pharmaceutical Co. Ltd.†, §	40,797
1,500	Open House Group Co. Ltd.§	55,850
3,300	Open Up Group, Inc.§	41,657
500	Oracle Corp.§	52,579
400	Organo Corp.†, §	17,182
3,300	Oriental Land Co. Ltd.†, §	64,940
2,100	Osaka Gas Co. Ltd.§	47,554
2,900	OSG Corp.§	31,612
1,400	Otsuka Corp.§	30,334
2,100	Otsuka Holdings Co. Ltd.§	109,005
1,600	PAL GROUP Holdings Co. Ltd.§	32,617
1,200	PALTAC Corp.§	31,891
2,500	Pan Pacific International Holdings Corp.§	68,433
16,800	Panasonic Holdings Corp.§	201,246
700	Paramount Bed Holdings Co. Ltd.†, §	11,614
4,400	Park24 Co. Ltd.§	60,421
15,700	Penta-Ocean Construction Co. Ltd.§	74,701

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
2,400	PeptiDream, Inc.*, §	$35,026
26,000	Persol Holdings Co. Ltd.§	43,139
1,100	PHC Holdings Corp.§	7,520
4,400	Pigeon Corp.§	53,998
1,200	Pilot Corp.§	33,276
700	Raito Kogyo Co. Ltd.§	11,530
2,000	Rakus Co. Ltd.§	26,938
700	Rakuten Bank Ltd.*, §	30,269
4,200	Rakuten Group, Inc.*, §	24,035
7,900	Recruit Holdings Co. Ltd.§	410,408
4,200	Relo Group, Inc.†, §	52,115
12,500	Renesas Electronics Corp.§	169,793
10,700	Rengo Co. Ltd.§	56,667
10,000	Resona Holdings, Inc.	86,553
2,800	Resonac Holdings Corp.§	55,946
5,200	Resorttrust, Inc.†, §	50,583
6,400	Ricoh Co. Ltd.†, §	67,685
1,600	Riken Keiki Co. Ltd.†, §	27,741
1,200	Rinnai Corp.§	27,775
1,500	Riso Kyoiku Co. Ltd.†, §	2,639
2,800	Rohm Co. Ltd.†, §	26,865
1,500	Rohto Pharmaceutical Co. Ltd.§	22,374
3,000	Rorze Corp.†, §	28,455
2,600	Round One Corp.†, §	17,171
1,000	Royal Holdings Co. Ltd.†, §	17,054
3,400	Ryohin Keikaku Co. Ltd.†, §	92,676
1,164	Ryoyo Ryosan Holdings, Inc.§	19,073
1,100	Saizeriya Co. Ltd.†, §	31,556
1,100	Sakata Seed Corp.§	24,801
600	San-A Co. Ltd.§	12,575
5,700	San-In Godo Bank Ltd.§	49,589
1,800	Sangetsu Corp.§	34,931
1,300	Sanken Electric Co. Ltd.*, §	59,596
900	Sanki Engineering Co. Ltd.§	20,382
3,000	Sankyo Co. Ltd.§	43,846
2,700	Sankyu, Inc.§	110,588
1,300	Sanrio Co. Ltd.†, §	60,207
3,600	Santen Pharmaceutical Co. Ltd.§	34,122
2,300	Sanwa Holdings Corp.§	73,581
600	Sapporo Holdings Ltd.§	30,613
4,800	Sawai Group Holdings Co. Ltd.§	63,375
1,700	SBI Holdings, Inc.§	45,594
1,200	SBI Sumishin Net Bank Ltd.†, §	32,756
600	SCREEN Holdings Co. Ltd.†, §	39,111
1,600	SCSK Corp.§	39,483
2,200	Secom Co. Ltd.§	74,904
1,400	Sega Sammy Holdings, Inc.§	27,028
1,900	Seibu Holdings, Inc.†, §	41,943
2,400	Seiko Epson Corp.†, §	38,363
1,400	Seiko Group Corp.§	38,983
1,600	Seino Holdings Co. Ltd.†, §	24,652
1,700	Seiren Co. Ltd.§	27,890
4,100	Sekisui Chemical Co. Ltd.§	69,866
3,200	Sekisui House Ltd.§	71,566

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
6,200	Senko Group Holdings Co. Ltd.§	$62,414
1,700	Seria Co. Ltd.§	28,433
26,400	Seven & i Holdings Co. Ltd.§	383,669
22,100	Seven Bank Ltd.†, §	41,334
5,300	SG Holdings Co. Ltd.§	52,888
1,200	Sharp Corp.†, *, §	7,584
4,700	SHIFT, Inc.*, §	36,468
1,900	Shiga Bank Ltd.†, §	67,126
4,500	Shikoku Electric Power Co., Inc.†, §	34,795
1,700	Shimadzu Corp.§	42,519
200	Shimano, Inc.§	28,072
3,500	Shimizu Corp.†, §	31,038
9,900	Shin-Etsu Chemical Co. Ltd.	282,057
2,000	Shin-Etsu Polymer Co. Ltd.§	20,088
4,500	Shionogi & Co. Ltd.§	67,841
3,700	Ship Healthcare Holdings, Inc.§	49,533
1,200	Shiseido Co. Ltd.§	22,686
2,500	Shizuoka Financial Group, Inc.§	27,213
1,300	SHO-BOND Holdings Co. Ltd.§	41,449
1,400	Simplex Holdings, Inc.†, §	26,185
400	Sinfonia Technology Co. Ltd.§	16,085
7,900	SKY Perfect JSAT Holdings, Inc.†, §	62,194
2,300	Skylark Holdings Co. Ltd.§	46,006
100	SMC Corp.	35,583
4,000	Socionext, Inc.†, §	48,907
151,000	SoftBank Corp.§	210,431
5,500	Sohgo Security Services Co. Ltd.§	41,261
1,160	Sojitz Corp.†, §	25,476
7,000	Sompo Holdings, Inc.§	212,196
57,500	Sony Group Corp.§	1,464,611
3,000	Sotetsu Holdings, Inc.†, §	43,888
100	Square Enix Holdings Co. Ltd.§	4,651
1,900	Starts Corp., Inc.§	49,862
8,400	Subaru Corp.†, §	149,556
1,200	Sugi Holdings Co. Ltd.§	22,576
4,500	SUMCO Corp.§	30,572
2,000	Sumitomo Bakelite Co. Ltd.§	44,754
10,600	Sumitomo Chemical Co. Ltd.†, §	25,640
4,300	Sumitomo Corp.§	96,598
7,200	Sumitomo Electric Industries Ltd.§	120,157
1,600	Sumitomo Forestry Co. Ltd.§	48,441
2,400	Sumitomo Heavy Industries Ltd.§	48,994
16,800	Sumitomo Mitsui Financial Group, Inc.	428,666
3,800	Sumitomo Mitsui Trust Group, Inc.§	94,823
2,700	Sumitomo Realty & Development Co. Ltd.†, §	101,311
2,400	Sumitomo Riko Co. Ltd.§	27,956
3,700	Sumitomo Rubber Industries Ltd.§	46,701
700	Sundrug Co. Ltd.§	19,650
800	Suntory Beverage & Food Ltd.	26,355
6,300	Suruga Bank Ltd.†, §	56,646
1,400	Suzuken Co. Ltd.§	46,252
12,700	Suzuki Motor Corp.§	154,846
1,200	SWCC Corp.†, §	49,960
3,900	Sysmex Corp.	74,197

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
6,800	Systena Corp.§	$16,435
3,400	T&D Holdings, Inc.	72,423
3,200	Tadano Ltd.§	23,061
1,800	Taiheiyo Cement Corp.§	47,070
800	Taikisha Ltd.§	12,250
600	Taisei Corp.§	26,555
1,700	Taiyo Holdings Co. Ltd.§	54,928
5,500	Taiyo Yuden Co. Ltd.†, §	91,165
2,000	Takara Bio, Inc.†, §	11,075
6,200	Takara Holdings, Inc.§	47,409
300	Takasago Thermal Engineering Co. Ltd.§	11,165
5,200	Takashimaya Co. Ltd.†, §	42,000
11,800	Takeda Pharmaceutical Co. Ltd.	350,433
1,500	Takeuchi Manufacturing Co. Ltd.†, §	51,252
700	Takuma Co. Ltd.§	8,604
1,000	Tamron Co. Ltd.§	23,208
13,000	TDK Corp.	135,707
2,700	TechnoPro Holdings, Inc.§	59,976
8,400	Teijin Ltd.†, §	73,640
3,700	Terumo Corp.	69,467
1,800	THK Co. Ltd.§	43,992
2,000	TIS, Inc.§	55,238
700	TKC Corp.§	18,018
3,100	Toagosei Co. Ltd.§	29,249
1,500	Tobu Railway Co. Ltd.§	25,556
9,400	Toda Corp.§	55,518
600	Toho Co. Ltd.†	29,791
400	Toho Gas Co. Ltd.†, §	11,030
1,200	Toho Holdings Co. Ltd.§	35,749
3,300	Tohoku Electric Power Co., Inc.†, §	22,696
9,700	Tokai Carbon Co. Ltd.†, §	61,822
5,300	TOKAI Holdings Corp.†, §	34,820
3,000	Tokai Rika Co. Ltd.§	44,917
11,000	Tokai Tokyo Financial Holdings, Inc.†, §	35,661
13,700	Tokio Marine Holdings, Inc.§	528,376
3,100	Tokuyama Corp.†, §	58,004
6,100	Tokyo Electric Power Co. Holdings, Inc.*	17,553
600	Tokyo Electron Device Ltd.†, §	11,976
2,700	Tokyo Electron Ltd.§	368,174
1,400	Tokyo Gas Co. Ltd.†, §	44,506
1,400	Tokyo Kiraboshi Financial Group, Inc.§	54,744
700	Tokyo Ohka Kogyo Co. Ltd.§	14,615
1,300	Tokyo Seimitsu Co. Ltd.§	70,325
2,000	Tokyo Steel Manufacturing Co. Ltd.§	21,215
2,700	Tokyo Tatemono Co. Ltd.§	45,789
700	Tokyotokeiba Co. Ltd.§	20,564
3,000	Tokyu Corp.†, §	33,768
9,700	Tokyu Fudosan Holdings Corp.§	64,645
1,500	Tomy Co. Ltd.†, §	34,888
5,000	Topcon Corp.§	109,169
9,400	Toray Industries, Inc.	64,192
2,000	Toridoll Holdings Corp.†, §	53,933
1,300	Toshiba TEC Corp.§	23,289
3,600	Tosoh Corp.†, §	49,446

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,000	TOTO Ltd.†, §	$26,103
1,800	Towa Corp.†, §	18,231
2,100	Towa Pharmaceutical Co. Ltd.§	37,673
3,100	Toyo Construction Co. Ltd.†, §	27,292
2,400	Toyo Seikan Group Holdings Ltd.§	39,242
500	Toyo Suisan Kaisha Ltd.§	29,436
3,900	Toyo Tire Corp.§	71,387
3,700	Toyoda Gosei Co. Ltd.†, §	66,689
2,400	Toyota Boshoku Corp.†, §	31,943
77,000	Toyota Motor Corp.§	1,358,165
5,400	Toyota Tsusho Corp.§	90,207
500	Transcosmos, Inc.§	10,660
900	Trend Micro, Inc.§	60,545
1,900	Trusco Nakayama Corp.§	25,248
3,900	Tsubakimoto Chain Co.§	48,252
1,100	Tsumura & Co.†, §	31,692
700	Tsuruha Holdings, Inc.§	43,514
2,400	U-Next Holdings Co. Ltd.†, §	28,203
1,700	UACJ Corp.§	54,402
4,000	UBE Corp.†, §	58,162
1,600	Ulvac, Inc.§	54,873
5,800	Unicharm Corp.§	46,134
3,700	Ushio, Inc.§	45,910
3,800	USS Co. Ltd.§	35,361
700	Visional, Inc.*, §	35,338
1,600	Wacoal Holdings Corp.§	54,724
1,500	Welcia Holdings Co. Ltd.†, §	21,628
2,400	West Japan Railway Co.§	46,795
1,100	Workman Co. Ltd.§	30,847
1,100	Yakult Honsha Co. Ltd.†, §	20,887
9,500	Yamada Holdings Co. Ltd.§	27,303
2,200	Yamaguchi Financial Group, Inc.§	25,920
2,700	Yamaha Corp.†, §	20,916
11,400	Yamaha Motor Co. Ltd.§	91,102
2,300	Yamato Holdings Co. Ltd.†, §	30,185
2,600	Yamazaki Baking Co. Ltd.§	49,975
4,200	Yamazen Corp.§	37,015
400	Yaoko Co. Ltd.†, §	24,522
1,200	Yaskawa Electric Corp.†, §	30,103
2,600	Yellow Hat Ltd.§	23,934
2,100	Yokogawa Electric Corp.§	40,788
2,200	Yokohama Rubber Co. Ltd.§	50,807
2,900	Yonex Co. Ltd.§	46,274
1,700	Yoshinoya Holdings Co. Ltd.†, §	34,142
900	Zensho Holdings Co. Ltd.†, §	48,271
6,200	Zeon Corp.†, §	62,054
3,000	ZOZO, Inc.†, §	28,821
		37,701,274
	Netherlands—2.2%
4,092	Aalberts NV§	139,661
3,265	ABN AMRO Bank NV, CVA#	68,765
90	Adyen NV*, #	137,565
11,005	Aegon Ltd.§	72,385

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Netherlands (Continued)
4,173	Aegon Ltd., Registered†	$27,500
1,682	Akzo Nobel NV§	103,698
13,946	Allfunds Group PLC§	79,793
3,118	Arcadis NV§	159,283
2,831	ArcelorMittal SA	81,768
396	ASM International NV	181,439
1,963	ASML Holding NV	1,298,911
118	ASML Holding NV, Registered	78,190
2,907	ASR Nederland NV§	167,328
976	BE Semiconductor Industries NV§	101,380
1,433	Coca-Cola Europacific Partners PLC§	125,090
2,833	CTP NV#, §	50,776
98	HAL Trust§	12,497
6,270	Havas NV*, §	8,996
1,514	Heineken NV	123,643
1,302	IMCD NV	173,301
16,312	ING Groep NV	319,334
6,865	InPost SA*, §	101,032
1,082	JDE Peet's NV§	23,776
4,524	Just Eat Takeaway.com NV#, *, §	95,378
8,062	Koninklijke Ahold Delhaize NV§	301,404
50,841	Koninklijke KPN NV§	215,245
3,061	Koninklijke Philips NV§	77,770
1,815	Koninklijke Philips NV, Registered†	46,101
2,715	Koninklijke Vopak NV§	117,637
3,146	NN Group NV	175,106
3,356	OCI NV§	38,978
2,899	Prosus NV§	135,241
3,308	Randstad NV†, §	137,605
6,164	SBM Offshore NV§	131,379
1,165	Signify NV#, §	25,349
5,242	Universal Music Group NV†	144,478
2,312	Wolters Kluwer NV§	359,113
		5,636,895
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†, §	27,720
103,494	Air New Zealand Ltd.§	37,010
7,273	Auckland International Airport Ltd.§	33,764
7,155	Chorus Ltd.§	32,868
3,751	Contact Energy Ltd.§	19,496
1,240	EBOS Group Ltd.§	26,832
2,584	Fisher & Paykel Healthcare Corp. Ltd.§	49,328
20,146	Fletcher Building Ltd.†, *, §	37,499
4,074	Freightways Group Ltd.†, §	24,242
23,545	Genesis Energy Ltd.§	28,816
2,212	Infratil Ltd.†, §	13,060
647	Mainfreight Ltd.†, §	22,721
5,833	Mercury NZ Ltd.§	18,571
6,134	Meridian Energy Ltd.	19,523
1,991	Port of Tauranga Ltd.†, §	7,517
17,407	Ryman Healthcare Ltd.†, *, §	27,354
17,579	Spark New Zealand Ltd.§	20,487

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	New Zealand (Continued)
6,874	Summerset Group Holdings Ltd.§	$43,998
		490,806
	Norway—0.7%
1,014	AF Gruppen ASA§	13,478
204	Aker ASA, Class A§	12,146
4,007	Aker BP ASA§	94,944
4,348	Aker Solutions ASA§	13,927
1,456	Atea ASA§	17,950
2,299	Austevoll Seafood ASA§	21,552
1,080	Avance Gas Holding Ltd.#, §	1,061
28	Bakkafrost P/F§	1,318
875	Bluenord ASA*, §	53,111
480	Bonheur ASA§	10,613
1,580	Borregaard ASA§	25,787
2,829	BW LPG Ltd.#, §	30,986
1,212	Cadeler AS, ADR*	23,828
968	Crayon Group Holding ASA*, #, §	10,335
5,438	DNB Bank ASA§	143,031
12,792	DNO ASA§	16,950
3,397	DOF Group ASA*, §	30,185
6,672	Elkem ASA*, #, §	13,299
5,641	Elopak ASA§	20,708
745	Entra ASA*, #, §	8,553
9,681	Equinor ASA	256,379
4,440	Europris ASA#, §	35,517
1,012	FLEX LNG Ltd.§	23,384
1,736	Frontline PLC§	25,468
170	Gjensidige Forsikring ASA§	3,911
2,309	Golden Ocean Group Ltd.§	18,515
3,883	Hafnia Ltd.§	16,112
6,371	Hexagon Composites ASA*, §	12,413
2,783	Hoegh Autoliners ASA§	20,372
391	Kongsberg Gruppen ASA	57,327
2,023	Mowi ASA§	37,684
19,591	MPC Container Ships ASA§	29,709
14,484	NEL ASA*, §	3,340
864	Nordic Semiconductor ASA*, §	10,587
3,224	Norsk Hydro ASA§	18,804
23,135	Norwegian Air Shuttle ASA§	26,625
5,186	Odfjell Drilling Ltd.§	28,628
1,567	Odfjell SE, Class A§	13,464
973	Okeanis Eco Tankers Corp.#, §	21,445
1,963	Orkla ASA§	21,550
1,686	Protector Forsikring ASA§	54,473
397	Salmar ASA§	19,087
4,491	Scatec ASA*, #, §	33,823
160	Schibsted ASA, Class B§	4,153
1,208	Sparebank 1 Oestlandet§	18,890
2,740	SpareBank 1 Sor-Norge ASA§	44,216
580	Stolt-Nielsen Ltd.§	13,556
4,328	Storebrand ASA§	54,935
2,103	Subsea 7 SA§	33,610
3,478	Telenor ASA§	49,687

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Norway (Continued)
5,109	TGS ASA§	$48,682
1,776	TOMRA Systems ASA§	25,372
5,444	Var Energi ASA§	17,534
2,363	Veidekke ASA§	33,036
2,083	Wallenius Wilhelmsen ASA§	14,549
1,244	Yara International ASA§	37,666
		1,748,265
	Portugal—0.2%
410,612	Banco Comercial Portugues SA, Class R§	248,066
1,860	EDP Renovaveis SA§	15,513
14,431	EDP SA§	48,787
6,461	Galp Energia SGPS SA§	113,612
1,457	Jeronimo Martins SGPS SA§	30,950
2,806	Navigator Co. SA†, §	9,942
		466,870
	Singapore—0.7%
14,300	CapitaLand Investment Ltd.	29,032
6,300	City Developments Ltd.§	23,429
53,700	ComfortDelGro Corp. Ltd.§	58,259
11,574	DBS Group Holdings Ltd.§	397,213
15,900	DFI Retail Group Holdings Ltd.§	37,901
56,500	Genting Singapore Ltd.§	31,277
242,400	Golden Agri-Resources Ltd.§	48,486
7,200	Hongkong Land Holdings Ltd.§	31,191
1,900	iFAST Corp. Ltd.§	10,460
123,655	Keppel Infrastructure Trust§	39,082
7,500	Keppel Ltd.§	38,361
88,000	Netlink NBN Trust§	57,595
36,200	Olam Group Ltd.§	26,481
16,439	Oversea-Chinese Banking Corp. Ltd.§	210,079
13,623	SATS Ltd.§	31,109
22,126	Seatrium Ltd.*, §	34,595
10,100	Sembcorp Industries Ltd.§	47,190
19,200	Sheng Siong Group Ltd.§	23,426
7,100	SIA Engineering Co. Ltd.†, §	11,515
14,199	Singapore Airlines Ltd.†, §	71,598
7,100	Singapore Exchange Ltd.§	70,683
13,200	Singapore Technologies Engineering Ltd.§	66,423
9,300	Singapore Telecommunications Ltd.§	23,579
10,200	United Overseas Bank Ltd.§	287,275
9,800	UOL Group Ltd.§	43,106
6,900	Venture Corp. Ltd.§	63,298
15,300	Wilmar International Ltd.§	37,970
23,500	Yangzijiang Shipbuilding Holdings Ltd.§	41,030
		1,891,643
	South Africa—0.0%
2,908	Anglogold Ashanti PLC§, *	107,945

	Spain—1.9%
999	Acciona SA§	130,818
2,915	Acerinox SA§	34,161

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Spain (Continued)
2,192	ACS Actividades de Construccion y Servicios SA§	$125,026
462	Aena SME SA#	108,298
3,838	Amadeus IT Group SA	294,118
36,165	Banco Bilbao Vizcaya Argentaria SA†, §	492,974
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	124,691
65,963	Banco de Sabadell SA§	185,706
71,052	Banco Santander SA§	478,568
30,372	Bankinter SA†, §	337,922
29,572	CaixaBank SA	230,162
1,311	Cellnex Telecom SA#	46,536
1,335	CIE Automotive SA†, §	32,599
1,292	Corp. ACCIONA Energias Renovables SA§	23,759
3,950	Enagas SA§	56,921
3,205	Endesa SA§	84,877
4,660	Ercros SA§	14,785
1,354	Ferrovial SE†, §	60,607
2,889	Fluidra SA§	67,852
7,914	Grifols SA*	70,509
1,450	Grupo Catalana Occidente SA§	76,762
19,909	Iberdrola SA§	321,857
4,352	Indra Sistemas SA§	126,599
7,460	Industria de Diseno Textil SA	372,121
428	Laboratorios Farmaceuticos Rovi SA§	23,883
1,890	Logista Integral SA†, §	60,074
36,698	Mapfre SA§	113,031
1,262	Naturgy Energy Group SA†, §	35,099
3,196	Redeia Corp. SA§	64,180
11,313	Repsol SA§	150,321
58,157	Telefonica SA†, §	273,661
5,440	Telefonica SA, ADR†	25,350
42,183	Unicaja Banco SA#, §	78,212
814	Vidrala SA§	81,655
1,253	Viscofan SA†, §	86,558
		4,890,252
	Sweden—2.0%
984	AAK AB§	27,498
4,267	AddLife AB, Class B§	61,586
3,120	AddNode Group AB§	30,908
1,249	AddTech AB, Class B§	36,614
3,560	AFRY AB§	68,081
1,239	Alfa Laval AB§	53,058
1,255	Alimak Group AB#, §	16,539
6,385	Alleima AB§	53,553
1,404	Asmodee Group AB, Class B*	12,780
3,136	Assa Abloy AB, Class B§	94,232
13,066	Atlas Copco AB, Class A	209,351
7,880	Atlas Copco AB, Class B§	111,111
810	Atrium Ljungberg AB, Class B†, §	13,359
1,217	Avanza Bank Holding AB§	37,161
1,245	Axfood AB†, §	27,981
1,530	Beijer Ref AB§	21,471
7,216	Betsson AB, Class B§	112,097
3,976	Billerud Aktiebolag§	41,099

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Sweden (Continued)
1,495	BioGaia AB, Class B§	$16,404
1,975	Boliden AB§	64,666
8,308	Bravida Holding AB#, §	75,246
670	Bufab AB†, §	26,852
381	Camurus AB*, §	21,634
2,626	Castellum AB*, §	28,954
447	Catena AB†, §	19,347
1,100	Clas Ohlson AB, Class B§	25,495
14,402	Corem Property Group AB, Class B†, §	6,650
2,643	Dios Fastigheter AB*, §	17,507
11,207	Dometic Group AB#, §	47,866
1,713	Electrolux AB, Class B*, §	14,070
4,995	Electrolux Professional AB, Class B§	31,092
9,901	Elekta AB, Class B†, §	51,878
1,404	Embracer Group AB†, *, §	14,848
2,293	Engcon AB†, §	20,940
3,115	Epiroc AB, Class A	62,918
1,782	Epiroc AB, Class B	31,482
3,217	Essity AB, Class B†, §	91,434
641	Evolution AB#	47,816
1,567	Fabege AB†, §	12,709
2,158	Fagerhult Group AB§	8,927
4,532	Fastighets AB Balder, Class B*, §	28,373
1,712	FastPartner AB, Class A§	9,048
3,690	Fortnox AB§	32,086
1,600	Getinge AB, Class B§	34,436
4,010	Granges AB§	45,665
3,509	H & M Hennes & Mauritz AB, Class B†, §	46,325
888	Hemnet Group AB§	29,517
3,499	Hexagon AB, Class B§	37,493
3,325	Hexpol AB§	29,023
366	HMS Networks AB†, §	16,114
833	Holmen AB, Class B†, §	33,020
2,705	Hufvudstaden AB, Class A†, §	30,496
5,315	Husqvarna AB, Class B§	25,192
1,077	Indutrade AB	29,927
4,675	International Petroleum Corp.†, *, §	69,075
884	INVISIO AB§	33,880
1,533	JM AB†, §	22,086
2,602	Lagercrantz Group AB, Class B§	53,868
977	Lifco AB, Class B§	34,585
2,222	Lindab International AB†, §	43,161
2,402	Loomis AB§	97,400
1,134	Medicover AB, Class B§	21,467
518	MIPS AB§	19,944
2,586	Modern Times Group MTG AB, Class B*, §	29,287
1,828	Munters Group AB#, §	18,801
1,021	Mycronic AB§	43,054
4,415	NCAB Group AB†, §	22,568
4,443	NCC AB, Class B§	84,385
3,693	New Wave Group AB, Class B†, §	36,849
5,005	Nibe Industrier AB, Class B†	19,082
7,632	Nolato AB, Class B§	43,337
1,918	Nordnet AB publ†, §	44,600

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Sweden (Continued)
590	NP3 Fastigheter AB†, §	$13,818
4,865	Nyfosa AB†, *, §	42,409
1,014	OEM International AB, Class B§	13,864
6,582	Peab AB, Class B§	50,329
1,448	Saab AB, Class B§	56,889
1,598	Sagax AB, Class B§	33,515
5,237	Sandvik AB§	110,478
6,187	Scandic Hotels Group AB#, §	45,944
1,030	Sectra AB, Class B§	24,645
2,362	Securitas AB, Class B§	33,412
20,665	Sinch AB*, #, §	43,581
13,385	Skandinaviska Enskilda Banken AB, Class A*, †, §	219,465
2,462	Skanska AB, Class B*, §	54,419
426	SKF AB, Class A*, §	8,590
2,466	SKF AB, Class B*, †, §	50,075
2,200	SkiStar AB†, §	35,780
4,349	SSAB AB, Class A§	27,039
7,406	SSAB AB, Class B†, §	45,222
43,452	Storskogen Group AB, Class B§	56,478
3,118	Svenska Cellulosa AB SCA, Class B*, †, §	41,098
6,847	Svenska Handelsbanken AB, Class A†	77,301
1,660	Sweco AB, Class B§	29,868
4,536	Swedbank AB, Class A†, §	103,187
339	Swedish Orphan Biovitrum AB*, §	9,708
3,908	Systemair AB§	28,949
6,025	Tele2 AB, Class B§	81,229
1,292	Telefonaktiebolaget LM Ericsson, Class A†, §	10,032
27,859	Telefonaktiebolaget LM Ericsson, Class B†, §	216,117
19,797	Telia Co. AB§	71,440
1,057	Thule Group AB#, §	30,483
836	Trelleborg AB, Class B§	31,185
1,381	Troax Group AB§	24,064
6,750	Truecaller AB, Class B§	45,844
398	VBG Group AB, Class B§	11,112
696	Vitec Software Group AB, Class B§	37,981
1,282	Vitrolife AB†, §	20,612
2,412	Volvo AB, Class A†, *, §	70,711
14,602	Volvo AB, Class B*, †, §	429,438
7,017	Volvo Car AB, Class B†, *, §	13,547
1,622	Wallenstam AB, Class B†, §	6,975
2,008	Wihlborgs Fastigheter AB§	19,730
		5,307,921
	Switzerland—5.7%
6,470	ABB Ltd., Registered§	334,830
3,239	Accelleron Industries AG§	149,914
6,161	Adecco Group AG, Registered†, §	185,233
3,400	Alcon AG	321,237
583	Allreal Holding AG, Registered§	121,167
275	ALSO Holding AG, Registered§	75,050
4,373	Avolta AG§	191,341
1,599	Baloise Holding AG, Registered§	335,687
58	Banque Cantonale de Geneve, Bearer Shares§	16,919
930	Banque Cantonale Vaudoise, Registered†, §	101,442

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Switzerland (Continued)
36	Barry Callebaut AG, Registered†, §	$47,749
149	Belimo Holding AG, Registered§	91,470
436	BKW AG§	76,504
262	Bucher Industries AG, Registered†, §	109,617
822	Cembra Money Bank AG§	92,734
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	131,029
2,187	Cie Financiere Richemont SA, Registered Class A	381,906
8,240	Clariant AG, Registered†, §	89,546
1,324	DKSH Holding AG§	100,727
117	dormakaba Holding AG§	87,423
967	DSM-Firmenich AG§	95,837
3,335	EFG International AG§	49,550
73	Emmi AG, Registered†, §	67,067
44	EMS-Chemie Holding AG, Registered§	29,890
782	Flughafen Zurich AG, Registered§	185,770
1,950	Galenica AG#, §	175,424
276	Geberit AG, Registered§	172,318
2,324	Georg Fischer AG, Registered§	169,125
29	Givaudan SA, Registered§	124,620
844	Helvetia Holding AG, Registered§	175,026
3,040	Holcim AG§	327,023
45	Inficon Holding AG, Registered§	47,220
110	Investis Holding SA†, §	14,617
1,418	Julius Baer Group Ltd.†	97,947
507	Kuehne & Nagel International AG, Registered	117,390
599	Logitech International SA, Registered	50,562
476	Logitech International SA, Registered§	40,482
311	Lonza Group AG, Registered	191,413
547	Luzerner Kantonalbank AG, Registered†, §	43,289
103	Medacta Group SA#, §	14,795
9	Metall Zug AG, Registered Class B†, §	11,159
16,124	Nestle SA, Registered	1,630,580
8,864	Novartis AG, ADR†	988,159
9,049	Novartis AG, Registered§	1,006,589
161	Partners Group Holding AG	228,462
1,116	PSP Swiss Property AG, Registered§	174,357
4,596	Roche Holding AG	1,511,176
217	Roche Holding AG, Bearer Shares†, §	75,344
3,418	Sandoz Group AG§	143,774
486	Sandoz Group AG, ADR†	20,373
180	Schindler Holding AG, Registered§	54,427
666	SFS Group AG†, §	83,965
1,178	SGS SA, Registered§	116,933
126	Siegfried Holding AG, Registered†, §	129,611
11,472	SIG Group AG†, §	211,987
586	Sika AG, Registered	141,944
1,478	Softwareone Holding AG†, §	9,107
297	Sonova Holding AG, Registered§	86,576
90	St. Galler Kantonalbank AG, Registered†, §	49,275
829	Stadler Rail AG†, §	19,444
480	Straumann Holding AG, Registered†, §	57,971
844	Sulzer AG, Registered§	143,471
232	Swatch Group AG, Bearer Shares†, §	40,068
534	Swatch Group AG, Registered†, §	18,436

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Switzerland (Continued)
208	Swiss Life Holding AG, Registered§	$189,463
2,635	Swiss Prime Site AG, Registered§	323,589
2,431	Swiss Re AG§	412,652
339	Swisscom AG, Registered§	195,186
478	Swissquote Group Holding SA, Registered§	206,236
305	Tecan Group AG, Registered§, †	57,965
1,526	Temenos AG, Registered§	118,476
1,464	UBS Group AG, Registered†	44,842
13,387	UBS Group AG, Registered	410,199
172	VAT Group AG#	62,154
1,108	Vontobel Holding AG, Registered§	80,728
108	Ypsomed Holding AG, Registered§	41,721
4	Zuger Kantonalbank, Bearer Shares§	39,340
791	Zurich Insurance Group AG§	551,750
		14,918,379
	United Kingdom—8.6%
876	4imprint Group PLC§	42,026
2,058	Admiral Group PLC§	76,049
33,558	Airtel Africa PLC#, §	72,095
9,670	AJ Bell PLC§	50,971
6,600	Anglo American PLC§	185,277
1,452	Antofagasta PLC§	31,716
7,928	Ashmore Group PLC†, §	15,275
4,716	Ashtead Group PLC	254,679
2,275	Associated British Foods PLC§	56,271
5,866	AstraZeneca PLC	857,285
2,628	AstraZeneca PLC, ADR	193,158
7,793	Auto Trader Group PLC#	75,185
13,256	Aviva PLC§	95,530
835	Avon Technologies PLC§	15,595
26,574	B&M European Value Retail SA§	89,605
19,768	Babcock International Group PLC§	184,567
9,767	BAE Systems PLC§	197,640
13,907	Balfour Beatty PLC§	78,426
74,606	Barclays PLC	280,153
17,133	Barratt Redrow PLC§	94,212
15,078	Beazley PLC§	181,411
4,795	Bellway PLC§	148,056
2,696	Berkeley Group Holdings PLC	125,332
126,772	BP PLC§	715,035
8,229	Breedon Group PLC§	47,932
5,028	Bridgepoint Group PLC#, §	20,911
11,875	British American Tobacco PLC§	489,572
97,861	BT Group PLC†, §	210,142
1,635	Bunzl PLC§	62,645
2,654	Burberry Group PLC§	26,840
510	Carnival PLC*, §	8,927
48,119	Centrica PLC§	92,989
191	Clarkson PLC§	8,405
45,989	Coats Group PLC§	46,975
1,369	Coca-Cola HBC AG§	61,990
10,000	Compass Group PLC§	330,154
2,752	Computacenter PLC§	87,247

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	United Kingdom (Continued)
9,207	ConvaTec Group PLC#, §	$30,719
1,693	Cranswick PLC§	107,747
549	Croda International PLC	20,805
1,019	DCC PLC§	68,030
7,164	Diageo PLC	186,886
745	Diploma PLC§	37,214
44,907	Direct Line Insurance Group PLC§	163,381
21,785	Drax Group PLC§	164,829
4,344	Dunelm Group PLC§	50,005
2,569	easyJet PLC§	14,744
4,850	Energean PLC†, §	55,021
11,483	Entain PLC§	86,524
3,432	Evraz PLC§, *	—
6,215	Experian PLC	288,049
478	Flutter Entertainment PLC*, §	105,793
3,491	Frasers Group PLC*, §	28,103
3,163	Fresnillo PLC§	38,565
629	Games Workshop Group PLC§	114,019
2,265	Gamma Communications PLC†, §	35,523
59,740	Glencore PLC*, §	219,761
6,845	Grafton Group PLC, CDI§	76,490
23,256	Grainger PLC§	61,166
3,333	Greggs PLC§	74,831
21,221	GSK PLC	405,298
6,435	GSK PLC, ADR†	249,292
21,097	Haleon PLC	106,781
1,753	Halma PLC§	58,629
38,234	Harbour Energy PLC§	103,735
3,068	Helical PLC§	7,874
1,843	Hikma Pharmaceuticals PLC	46,374
2,129	Hill & Smith PLC§	48,283
11,961	Hiscox Ltd.§	181,864
13,082	Howden Joinery Group PLC§	122,267
87,425	HSBC Holdings PLC	991,284
7,171	IG Group Holdings PLC§	88,417
3,322	IMI PLC§	81,702
9,231	Imperial Brands PLC§	341,371
16,522	Inchcape PLC§	143,342
6,450	Informa PLC§	64,521
2,184	IntegraFin Holdings PLC§	8,633
917	InterContinental Hotels Group PLC§	98,692
10,061	International Consolidated Airlines Group SA§	34,084
10,685	International Distribution Services PLC§	50,101
24,047	International Workplace Group PLC§	56,132
1,532	Intertek Group PLC	99,197
6,648	Investec PLC§	41,176
131,729	ITV PLC§	134,982
19,557	J. Sainsbury PLC	59,478
99,918	JD Sports Fashion PLC§	87,871
1,084	JET2 PLC§	17,382
5,610	Johnson Matthey PLC§	96,391
19,655	Just Group PLC§	37,537
39,081	Kingfisher PLC§	128,622
9,831	Lancashire Holdings Ltd.†, §	73,251

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	United Kingdom (Continued)
40,503	Legal & General Group PLC§	$127,776
1,935	Lion Finance Group PLC§	136,872
394,679	Lloyds Banking Group PLC§	369,250
761	London Stock Exchange Group PLC	112,850
41,345	Man Group PLC§	105,961
27,806	Marks & Spencer Group PLC§	127,959
5,417	Melrose Industries PLC	33,384
11,923	Mitchells & Butlers PLC*, §	32,635
43,680	Mitie Group PLC§	65,084
2,874	Mondi PLC§	42,848
1,105	Morgan Sindall Group PLC§	47,264
7,845	National Grid PLC§	102,207
1,372	National Grid PLC, ADR†	90,017
33,155	NatWest Group PLC	194,250
11,142	NatWest Group PLC, ADR†	132,813
979	Next PLC§	140,939
6,610	Ninety One PLC§	12,348
537	NMC Health PLC§, *	—
2,579	Ocado Group PLC*, †, §	9,450
17,868	OSB Group PLC§	99,590
1,080	Oxford Instruments PLC§	24,304
2,048	Pearson PLC§	32,360
10,353	Pennon Group PLC†, §	59,817
8,502	Persimmon PLC§	131,176
5,331	Phoenix Group Holdings PLC§	39,524
7,042	Playtech PLC*, §	63,282
3,692	Plus500 Ltd.§	130,960
25,790	Premier Foods PLC§	61,281
7,110	Prudential PLC§	76,709
1,341	Prudential PLC, ADR†	28,832
14,053	QinetiQ Group PLC§	70,243
5,252	Reckitt Benckiser Group PLC	354,904
9,691	RELX PLC	486,791
310	RELX PLC, ADR	15,627
208	Renishaw PLC§	6,847
8,093	Rentokil Initial PLC§	36,573
824	RHI Magnesita NV§	32,479
11,414	Rightmove PLC§	101,122
3,804	Rio Tinto PLC§	227,412
3,256	Rio Tinto PLC, SP ADR	195,620
51,408	Rolls-Royce Holdings PLC*, §	497,041
23,365	Rotork PLC§	94,869
12,872	RS Group PLC§	93,708
5,394	Sage Group PLC§	84,262
2,515	Savills PLC§	31,086
5,215	Schroders PLC§	23,595
39,363	Serco Group PLC§	80,271
1,639	Severn Trent PLC§	53,657
53,100	Shell PLC§	1,932,592
8,348	Shell PLC, ADR	611,741
4,660	Smith & Nephew PLC§	65,544
1,470	Smiths Group PLC§	36,817
3,811	Softcat PLC§	77,944
1,908	Spectris PLC§	57,663

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	United Kingdom (Continued)
375	Spirax Group PLC	$30,201
6,456	SSE PLC§	132,854
7,409	SSP Group PLC§	14,439
13,228	St. James's Place PLC§	168,201
15,119	Standard Chartered PLC	224,079
15,180	Tate & Lyle PLC§	101,534
90,900	Taylor Wimpey PLC§	127,141
2,231	TBC Bank Group PLC§	119,500
2,501	Telecom Plus PLC§	56,226
55,931	Tesco PLC	240,287
32,660	TP ICAP Group PLC§	109,121
10,636	Trainline PLC*, #, §	37,370
8,288	Travis Perkins PLC§	58,980
7,296	Unilever PLC	434,590
4,808	Unilever PLC, ADR	286,316
4,797	United Utilities Group PLC§	62,559
13,006	Vistry Group PLC*, §	95,516
175,368	Vodafone Group PLC§	164,110
5,026	Watches of Switzerland Group PLC*, #, §	26,965
2,052	Weir Group PLC§	61,959
3,849	WH Smith PLC§	50,647
2,841	Whitbread PLC§	90,343
1,347	Wise PLC, Class A*, §	16,496
4,839	WPP PLC§	36,568
719	WPP PLC, ADR†	27,293
		22,376,491
	United States—0.2%
697	Alcoa Corp., CDI§	21,311
2,625	International Paper Co.	139,872
7,464	Primo Brands Corp.	264,897
		426,080

	TOTAL COMMON STOCKS (Cost $147,639,940)	174,466,325

	Affiliated Investment Company—31.0%

	United States—31.0%
3,436,921	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $70,017,559)	80,733,283

		Expiration Date
	WarrantS—0.0%

	Canada—0.0%
122	Constellation Software, Inc. *, §	03/31/2040	0

	TOTAL WARRANTS (Cost $0)		0

	Rights—0.0%

	Belgium—0.0%
547	Elia Group SA†	04/03/2025	2,669

	TOTAL RIGHTS (Cost $0)		2,669

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Preferred Stocks—0.3%

	Germany—0.3%
666	Bayerische Motoren Werke AG, 8.70%§	$49,658
1,013	Dr. Ing hc F Porsche AG, 5.01%#, §	50,456
3,205	FUCHS SE, 2.49%§	153,646
1,448	Henkel AG & Co. KGaA, 2.51%§	115,114
949	Jungheinrich AG, 2.33%§	32,938
917	Porsche Automobil Holding SE, 7.40%§	34,271
126	Sartorius AG, 0.35%§	29,144
872	Sixt SE, 7.04%§	52,710
2,512	Volkswagen AG, 9.64%§	254,416
		772,353
	Italy—0.0%
29,205	Telecom Italia SpA, 0.0%*, §	11,401

	TOTAL PREFERRED STOCK (Cost $1,147,757)	783,754

		7-Day Yield
	Short-Term Investments—2.6%

6,768,162	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,768,162)††	4.38%	6,768,162
	TOTAL INVESTMENTS, AT VALUE—101.0% (Cost $225,573,418)		262,754,193
	Liabilities in Excess of Other Assets—(1.0)%		(2,525,232)
	NET ASSETS—100.0%		$260,228,961

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†	Denotes all or a portion of security on loan. As of March 31, 2025, the market value of the securities on loan was $16,950,071 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $11,131,146.
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2025, the total value of the fair valued securities was $120,856,847 which represents 46.44% of net assets.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at March 31, 2025, amounts to approximately $3,167,774, and represents 1.22% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $80,733,283, or 31.0% of net assets, were affiliated with the Fund as of March 31, 2025 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Value (Note 1)
	Common Stocks—99.1%

	Aerospace & Defense—5.6%
39,650	General Electric Co.	$7,935,948
48,900	Howmet Aerospace, Inc.	6,343,797
		14,279,745
	Broadline Retail—7.2%
96,300	Amazon.com, Inc.*	18,322,038

	Communications Equipment—6.7%
219,600	Arista Networks, Inc.*	17,014,608

	Electrical Equipment—1.5%
12,800	GE Vernova, Inc.	3,907,584

	Entertainment—0.5%
1,400	Netflix, Inc.*	1,305,542

	Financial Services—10.3%
52,800	Fiserv, Inc.*	11,659,824
10,100	Mastercard, Inc., Class A	5,536,012
25,700	Visa, Inc., Class A	9,006,822
		26,202,658
	Ground Transportation—4.8%
166,750	Uber Technologies, Inc.*	12,149,405

	Health Care Equipment and Supplies—2.7%
41,350	Abbott Laboratories	5,485,078
18,200	Dexcom, Inc.*	1,242,878
		6,727,956
	Hotels, Restaurants & Leisure—1.9%
1,045	Booking Holdings, Inc.	4,814,221

	Insurance—2.4%
17,900	Arthur J Gallagher & Co.	6,179,796

	Interactive Media & Services—10.3%
83,350	Alphabet, Inc., Class A	12,889,244
23,100	Meta Platforms, Inc., Class A	13,313,916
		26,203,160
	Pharmaceuticals—2.9%
106,150	Novo Nordisk AS, ADR	7,371,056

	Semiconductors and Semiconductor Equipment—17.1%
70,800	Advanced Micro Devices, Inc.*	7,273,992
29,550	Broadcom, Inc.	4,947,556
288,200	NVIDIA Corp.	31,235,116
		43,456,664
	Software—25.2%†
23,800	Autodesk, Inc.*	6,230,840
13,600	Cadence Design Systems, Inc.*	3,458,888

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Software (Continued)
113,300	Dynatrace, Inc.*	$5,342,095
105,800	Fortinet, Inc.*	10,184,308
19,200	Intuit, Inc.	11,788,608
65,600	Microsoft Corp.	24,625,584
5,830	Synopsys, Inc.*	2,500,195
		64,130,518
	TOTAL COMMON STOCKS (Cost $165,977,966)	252,064,951

	TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $165,977,966)	252,064,951
	Other Assets in Excess of Liabilities—0.9%	2,344,910
	NET ASSETS—100.0%	$254,409,861

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
*	Non-income producing security
†	The following table summarizes the composition of the Fund’s portfolio, in S&P Global Industry Classification Standard (GICS) sectors. Industry allocation is shown below for any sector more than 25% of net assets.

Sectors
Software	25.2%

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Value (Note 1)
	Common Stocks—98.5%

	Aerospace & Defense—2.5%
9,019	BWX Technologies, Inc.	$889,724
3,650	Curtiss-Wright Corp.	1,158,036
17,323	Hexcel Corp.	948,607
66,620	Kratos Defense & Security Solutions, Inc.*	1,977,948
		4,974,315
	Automobile Components—0.7%
18,053	Modine Manufacturing Co.*	1,385,568

	Banks—5.0%
34,192	Citizens Financial Group, Inc.	1,400,846
47,651	Eastern Bankshares, Inc.	781,476
83,323	First BanCorp	1,597,302
54,185	Hope Bancorp, Inc.	567,317
21,133	Pinnacle Financial Partners, Inc.	2,240,943
16,869	Popular, Inc.	1,558,190
14,552	Wintrust Financial Corp.	1,636,518
		9,782,592
	Biotechnology—5.1%
25,666	Bridgebio Pharma, Inc.*	887,274
32,018	Exact Sciences Corp.*	1,386,059
19,618	Insmed, Inc.*	1,496,657
14,165	Natera, Inc.*	2,003,073
13,327	Revolution Medicines, Inc.*	471,243
7,765	Sarepta Therapeutics, Inc.*	495,562
4,715	United Therapeutics Corp.*	1,453,493
27,483	Vericel Corp.*	1,226,291
22,380	Viking Therapeutics, Inc.†, *	540,477
		9,960,129
	Building Products—3.5%
43,767	AZEK Co., Inc.*	2,139,769
22,822	Builders FirstSource, Inc.*	2,851,381
33,173	Trex Co., Inc.*	1,927,351
		6,918,501
	Capital Markets—1.6%
40,769	Carlyle Group, Inc.	1,777,121
67,655	DigitalBridge Group, Inc.	596,717
14,745	TPG, Inc.	699,355
		3,073,193
	Chemicals—1.3%
12,748	Albemarle Corp.†	918,111
74,490	Aspen Aerogels, Inc.*	475,991

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Chemicals (Continued)
28,824	FMC Corp.	$1,216,085
		2,610,187
	Commercial Services & Supplies—0.8%
107,678	ACV Auctions, Inc., Class A*	1,517,183

	Construction and Engineering—3.5%
9,588	AECOM	889,095
40,389	Granite Construction, Inc.	3,045,330
16,514	MasTec, Inc.*	1,927,349
3,998	Quanta Services, Inc.	1,016,212
		6,877,986
	Construction Materials—1.4%
12,636	Eagle Materials, Inc.	2,804,307

	Diversified Consumer Services—0.6%
47,218	Perdoceo Education Corp.	1,188,949

	Diversified Telecommunication Services—0.7%
24,141	Cogent Communications Holdings, Inc.	1,480,085

	Electrical Equipment—2.8%
2,632	Hubbell, Inc.	870,955
20,472	NEXTracker, Inc., Class A*	862,690
11,680	Regal Rexnord Corp.	1,329,768
213,311	Shoals Technologies Group, Inc., Class A*	708,193
23,700	Vertiv Holdings Co., Class A	1,711,140
		5,482,746
	Electronic Equipment, Instruments & Components—5.9%
7,375	Belden, Inc.	739,344
18,787	Cognex Corp.	560,416
26,188	Coherent Corp.*	1,700,649
3,977	Fabrinet*	785,497
82,093	Flex Ltd.*	2,715,637
20,675	Jabil, Inc.	2,813,247
10,962	Rogers Corp.*	740,264
21,391	Sanmina Corp.*	1,629,566
		11,684,620
	Energy Equipment and Services—0.2%
144,499	TETRA Technologies, Inc.*	485,517

	Financial Services—0.6%
10,203	Euronet Worldwide, Inc.*	1,090,191

	Food Products—1.3%
54,322	Darling Ingredients, Inc.*	1,697,019
18,120	Lamb Weston Holdings, Inc.	965,796
		2,662,815
	Ground Transportation—3.1%
100,597	FTAI Infrastructure, Inc.†	455,704

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Ground Transportation (Continued)
30,530	Knight-Swift Transportation Holdings, Inc.	$1,327,750
73,253	RXO, Inc.*	1,399,132
27,138	XPO, Inc.*	2,919,506
		6,102,092
	Health Care Equipment and Supplies—7.0%
6,314	Align Technology, Inc.*	1,003,042
26,080	Cooper Cos., Inc.*	2,199,848
9,693	Inspire Medical Systems, Inc.*	1,543,901
9,870	Insulet Corp.*	2,591,961
20,236	iRhythm Technologies, Inc.*	2,118,305
14,173	Lantheus Holdings, Inc.*	1,383,285
29,277	Novocure Ltd.*	521,716
3,026	STERIS PLC	685,843
53,077	Tandem Diabetes Care, Inc.*	1,016,955
9,644	TransMedics Group, Inc.†, *	648,848
		13,713,704
	Health Care Providers and Services—0.9%
22,757	Acadia Healthcare Co., Inc.*	689,992
13,101	HealthEquity, Inc.*	1,157,736
		1,847,728
	Health Care REITs—0.4%
27,208	Sila Realty Trust, Inc.	726,726

	Hotels, Restaurants & Leisure—2.5%
79,170	Caesars Entertainment, Inc.*	1,979,250
30,114	Planet Fitness, Inc., Class A*	2,909,314
		4,888,564
	Household Durables—0.5%
14,777	LGI Homes, Inc.*	982,227

	Industrial REITs—1.3%
84,239	LXP Industrial Trust	728,667
21,529	Rexford Industrial Realty, Inc.	842,861
26,093	STAG Industrial, Inc.	942,479
		2,514,007
	Insurance—2.5%
5,381	Everest Group Ltd.	1,955,079
808	Markel Group, Inc.*	1,510,645
21,956	W.R. Berkley Corp.	1,562,389
		5,028,113
	Interactive Media & Services—0.6%
117,627	ZoomInfo Technologies, Inc.*	1,176,270

	IT Services—3.0%
9,323	EPAM Systems, Inc.*	1,574,095
88,282	Grid Dynamics Holdings, Inc.*	1,381,613
8,349	MongoDB, Inc.*	1,464,415

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	IT Services (Continued)
14,418	Okta, Inc.*	$1,517,062
		5,937,185
	Leisure Products—1.0%
97,273	Mattel, Inc.*	1,890,014

	Life Sciences Tools and Services—2.4%
95,609	Avantor, Inc.*	1,549,822
10,386	Charles River Laboratories International, Inc.*	1,563,301
5,043	ICON PLC*	882,474
7,114	Revvity, Inc.	752,661
		4,748,258
	Machinery—1.5%
9,335	Chart Industries, Inc.*	1,347,601
76,064	Symbotic, Inc.†, *	1,537,253
		2,884,854
	Marine Transportation—0.8%
16,543	Kirby Corp.*	1,671,008

	Media—0.9%
141,436	Integral Ad Science Holding Corp.*	1,139,974
50,266	Magnite, Inc.*	573,535
		1,713,509
	Metals and Mining—5.0%
72,296	ATI, Inc.*	3,761,561
22,184	Carpenter Technology Corp.	4,019,297
81,023	MP Materials Corp.†, *	1,977,771
		9,758,629
	Oil, Gas and Consumable Fuels—1.6%
24,813	Devon Energy Corp.	928,006
168,081	Permian Resources Corp.	2,327,922
		3,255,928
	Passenger Airlines—1.4%
39,425	Alaska Air Group, Inc.*	1,940,498
63,421	Sun Country Airlines Holdings, Inc.*	781,347
		2,721,845
	Pharmaceuticals—1.0%
17,489	Amphastar Pharmaceuticals, Inc.*	507,006
65,571	Elanco Animal Health, Inc.*	688,496
5,782	Jazz Pharmaceuticals PLC*	717,835
		1,913,337
	Professional Services—4.8%
58,052	Amentum Holdings, Inc.*	1,056,546
2,606	CACI International, Inc., Class A*	956,194
7,920	Equifax, Inc.	1,928,995
29,625	KBR, Inc.	1,475,621
9,097	Paycom Software, Inc.	1,987,513

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Value (Note 1)
	Professional Services (Continued)
218,923	Planet Labs PBC*	$739,960
15,749	TransUnion	1,307,009
		9,451,838
	Residential REITs—0.5%
42,348	Independence Realty Trust, Inc.	899,048

	Semiconductors and Semiconductor Equipment—7.3%
421,935	indie Semiconductor, Inc., Class A†, *	858,638
32,950	Lattice Semiconductor Corp.*	1,728,228
14,558	MACOM Technology Solutions Holdings, Inc.*	1,461,332
112,783	MaxLinear, Inc.*	1,224,823
11,089	MKS Instruments, Inc.	888,783
3,020	Monolithic Power Systems, Inc.	1,751,540
22,527	Qorvo, Inc.*	1,631,180
12,390	Silicon Motion Technology Corp., ADR	626,438
6,175	SiTime Corp.*	943,972
6,622	Teradyne, Inc.	546,977
56,198	Ultra Clean Holdings, Inc.*	1,203,199
10,949	Universal Display Corp.	1,527,167
		14,392,277
	Software—3.7%
21,049	Bill Holdings, Inc.*	965,938
10,173	Dolby Laboratories, Inc., Class A	816,994
9,170	Elastic NV*	817,047
8,255	Guidewire Software, Inc.*	1,546,657
1,507	HubSpot, Inc.*	860,934
12,742	Procore Technologies, Inc.*	841,227
1,661	Tyler Technologies, Inc.*	965,689
23,802	Unity Software, Inc.†, *	466,281
		7,280,767
	Technology Hardware, Storage & Peripherals—0.7%
32,795	Pure Storage, Inc., Class A*	1,451,835

	Trading Companies and Distributors—6.6%
19,608	Beacon Roofing Supply, Inc.*	2,425,510
49,282	FTAI Aviation Ltd.	5,471,780
21,157	GMS, Inc.*	1,548,058
317,960	MRC Global, Inc.*	3,650,181
		13,095,529
	TOTAL COMMON STOCKS (Cost $165,527,433)	194,024,176

7-Day Yield
Short-Term Investments—1.9%

3,725,397	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,725,397)††	4.380%	3,725,397

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

TOTAL INVESTMENTS, AT VALUE—100.4% (Cost $169,252,830)	$197,749,573
Liabilities in Excess of Other Assets—(0.4)%	(711,402)
NET ASSETS—100.0%	$197,038,171

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of March 31, 2025, the market value of the securities on loan was $6,249,144 (Note 1).
†† Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $2,864,618.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Value (Note 1)
	Common Stocks—97.5%

	Aerospace & Defense—1.6%
3,000	L3Harris Technologies, Inc.	$627,930
3,720	Lockheed Martin Corp.	1,661,761
3,700	Textron, Inc.	267,325
		2,557,016
	Air Freight and Logistics—0.6%
3,800	FedEx Corp.	926,364

	Automobile Components—0.1%
2,900	BorgWarner, Inc.	83,085

	Automobiles—0.5%
18,100	General Motors Co.	851,243

	Banks—13.4%
101,600	Bank of America Corp.	4,239,768
22,900	Citigroup, Inc.	1,625,671
5,800	Citizens Financial Group, Inc.	237,626
1,100	Comerica, Inc.	64,966
1,785	Commerce Bancshares, Inc.	111,081
700	Cullen/Frost Bankers, Inc.	87,640
1,800	East West Bancorp, Inc.	161,568
7,200	Fifth Third Bancorp	282,240
195	First Citizens BancShares, Inc., Class A	361,553
4,100	First Horizon Corp.	79,622
18,900	Huntington Bancshares, Inc.	283,689
31,300	JPMorgan Chase & Co.	7,677,890
1,700	M&T Bank Corp.	303,875
5,300	PNC Financial Services Group, Inc.	931,581
12,000	Regions Financial Corp.	260,760
10,400	Truist Financial Corp.	427,960
12,400	U.S. Bancorp	523,528
2,300	Webster Financial Corp.	118,565
45,300	Wells Fargo & Co.	3,252,087
1,200	Zions Bancorp NA	59,832
		21,091,502
	Beverages—1.4%
100	Coca-Cola Consolidated, Inc.	135,000
21,600	Keurig Dr. Pepper, Inc.	739,152
3,100	Molson Coors Beverage Co., Class B	188,697
7,400	PepsiCo, Inc.	1,109,556
		2,172,405
	Biotechnology—5.1%
26,600	AbbVie, Inc.	5,573,232
3,700	Exelixis, Inc.*	136,604
18,400	Gilead Sciences, Inc.	2,061,720
2,000	Halozyme Therapeutics, Inc.*	127,620
700	United Therapeutics Corp.*	215,789
		8,114,965

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Broadline Retail—0.3%
7,600	eBay, Inc.	$514,748

	Building Products—0.8%
1,400	Allegion PLC	182,644
1,900	Builders FirstSource, Inc.*	237,386
2,000	Fortune Brands Innovations, Inc.	121,760
4,100	Masco Corp.	285,114
1,800	Owens Corning	257,076
1,000	UFP Industries, Inc.	107,040
		1,191,020
	Capital Markets—6.2%
1,570	Ameriprise Financial, Inc.	760,053
10,600	Bank of New York Mellon Corp.	889,022
5,700	Carlyle Group, Inc.	248,463
4,900	Goldman Sachs Group, Inc.	2,676,821
3,500	Invesco Ltd.	53,095
3,300	Jefferies Financial Group, Inc.	176,781
900	LPL Financial Holdings, Inc.	294,426
25,500	Morgan Stanley	2,975,085
3,100	Northern Trust Corp.	305,815
3,300	Raymond James Financial, Inc.	458,403
2,000	SEI Investments Co.	155,260
4,600	State Street Corp.	411,838
1,400	Stifel Financial Corp.	131,964
3,000	T. Rowe Price Group, Inc.	275,610
		9,812,636
	Chemicals—1.0%
3,500	Axalta Coating Systems Ltd.*	116,095
2,700	CF Industries Holdings, Inc.	211,005
10,900	Corteva, Inc.	685,937
1,900	Eastman Chemical Co.	167,409
5,000	Mosaic Co.	135,050
3,000	PPG Industries, Inc.	328,050
		1,643,546
	Communications Equipment—2.3%
58,400	Cisco Systems, Inc.	3,603,864

	Construction and Engineering—0.2%
700	EMCOR Group, Inc.	258,741

	Construction Materials—0.1%
500	Eagle Materials, Inc.	110,965

	Consumer Finance—1.2%
3,300	Ally Financial, Inc.	120,351
4,600	Capital One Financial Corp.	824,780
3,600	Discover Financial Services	614,520
6,200	Synchrony Financial	328,228
		1,887,879

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Consumer Staples Distribution & Retail—0.9%
11,500	Kroger Co.	$778,435
7,800	Sysco Corp.	585,312
		1,363,747
	Containers and Packaging—0.4%
21,800	Amcor PLC	211,460
1,600	Berry Global Group, Inc.	111,696
2,300	Crown Holdings, Inc.	205,298
4,700	Graphic Packaging Holding Co.	122,012
		650,466
	Distributors—0.1%
4,200	LKQ Corp.	178,668

	Diversified Consumer Services—0.1%
11,400	ADT, Inc.	92,796
2,200	H&R Block, Inc.	120,802
		213,598
	Diversified Telecommunication Services—3.9%
108,900	AT&T, Inc.	3,079,692
66,500	Verizon Communications, Inc.	3,016,440
		6,096,132
	Electric Utilities—2.1%
11,700	Duke Energy Corp.	1,427,049
3,700	Evergy, Inc.	255,115
3,300	NRG Energy, Inc.	315,018
3,152	OGE Energy Corp.	144,866
11,800	PPL Corp.	426,098
7,700	Southern Co.	708,015
		3,276,161
	Electrical Equipment—0.1%
400	Acuity, Inc.	105,340

	Electronic Equipment, Instruments & Components—0.2%
1,600	Jabil, Inc.	217,712
1,300	TD SYNNEX Corp.	135,148
		352,860
	Energy Equipment and Services—0.6%
15,700	Baker Hughes Co.	690,015
5,900	TechnipFMC PLC	186,971
		876,986

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Entertainment—1.8%
28,700	Walt Disney Co.	$2,832,690

	Financial Services—2.1%
7,200	Apollo Global Management, Inc.	985,968
8,800	Corebridge Financial, Inc.	277,816
900	Corpay, Inc.*	313,848
5,400	Equitable Holdings, Inc.	281,286
4,000	Global Payments, Inc.	391,680
15,700	PayPal Holdings, Inc.*	1,024,425
700	Voya Financial, Inc.	47,432
		3,322,455
	Food Products—2.1%
4,400	Campbell's Co.	175,648
7,600	Conagra Brands, Inc.	202,692
8,700	General Mills, Inc.	520,173
1,900	Hormel Foods Corp.	58,786
1,000	Ingredion, Inc.	135,210
19,000	Kraft Heinz Co.	578,170
20,600	Mondelez International, Inc., Class A	1,397,710
4,600	Tyson Foods, Inc., Class A	293,526
		3,361,915
	Ground Transportation—0.7%
30,000	CSX Corp.	882,900
200	U-Haul Holding Co.*, †	13,072
3,100	U-Haul Holding Co. NV	183,458
		1,079,430
	Health Care Equipment and Supplies—1.4%
20,400	Medtronic PLC	1,833,144
3,200	Zimmer Biomet Holdings, Inc.	362,176
		2,195,320
	Health Care Providers and Services—9.8%
3,862	Cardinal Health, Inc.	532,068
3,100	Cencora, Inc.	862,079
4,500	Cigna Group	1,480,500
20,100	CVS Health Corp.	1,361,775
1,300	DaVita, Inc.*	198,861
5,200	HCA Healthcare, Inc.	1,796,860
2,000	Henry Schein, Inc.*	136,980
1,500	Labcorp Holdings, Inc.	349,110
900	Molina Healthcare, Inc.*	296,451
2,300	Quest Diagnostics, Inc.	389,160
1,500	Tenet Healthcare Corp.*	201,750
14,500	UnitedHealth Group, Inc.	7,594,375
1,200	Universal Health Services, Inc., Class B	225,480
		15,425,449

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Hotels, Restaurants & Leisure—0.3%
2,000	Expedia Group, Inc.	$336,200
1,700	Wynn Resorts Ltd.	141,950
		478,150
	Household Durables—1.3%
5,500	DR Horton, Inc.	699,215
4,400	Lennar Corp., Class A	505,032
900	Mohawk Industries, Inc.*	102,762
30	NVR, Inc.*	217,332
4,300	PulteGroup, Inc.	442,040
1,600	Toll Brothers, Inc.	168,944
		2,135,325
	Household Products—0.5%
5,200	Kimberly-Clark Corp.	739,544

	Industrial Conglomerates—0.8%
8,500	3M Co.	1,248,310

	Insurance—8.2%
8,700	Aflac, Inc.	967,353
1,000	American Financial Group, Inc.	131,340
9,400	American International Group, Inc.	817,236
4,600	Arch Capital Group Ltd.	442,428
800	Assurant, Inc.	167,800
1,300	Axis Capital Holdings Ltd.	130,312
6,300	Chubb Ltd.	1,902,537
2,500	Cincinnati Financial Corp.	369,300
700	Everest Group Ltd.	254,331
3,500	Fidelity National Financial, Inc.	227,780
4,600	Hartford Insurance Group, Inc.	569,158
3,400	Loews Corp.	312,494
150	Markel Group, Inc.*	280,441
10,900	MetLife, Inc.	875,161
4,000	Old Republic International Corp.	156,880
500	Primerica, Inc.	142,265
3,600	Principal Financial Group, Inc.	303,732
4,600	Progressive Corp.	1,301,846
4,800	Prudential Financial, Inc.	536,064
900	Reinsurance Group of America, Inc.	177,210
800	RenaissanceRe Holdings Ltd.	192,000
5,600	Travelers Cos., Inc.	1,480,976
2,700	Unum Group	219,942
5,975	W.R. Berkley Corp.	425,181
1,400	Willis Towers Watson PLC	473,130
		12,856,897

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Interactive Media & Services—0.1%
4,000	Match Group, Inc.	$124,800

	IT Services—0.4%
7,900	Cognizant Technology Solutions Corp., Class A	604,350

	Leisure Products—0.1%
2,200	Hasbro, Inc.	135,278

	Life Sciences Tools and Services—0.1%
400	Bio-Rad Laboratories, Inc., Class A*	97,424

	Machinery—4.6%
1,400	Allison Transmission Holdings, Inc.	133,938
7,600	Caterpillar, Inc.	2,506,480
19,900	CNH Industrial NV	244,372
2,200	Cummins, Inc.	689,568
3,700	Deere & Co.	1,736,595
1,900	Donaldson Co., Inc.	127,414
1,800	Dover Corp.	316,224
900	Middleby Corp.*	136,782
1,800	Mueller Industries, Inc.	137,052
1,000	Oshkosh Corp.	94,080
8,322	PACCAR, Inc.	810,313
800	Snap-on, Inc.	269,608
1,600	Toro Co.	116,400
		7,318,826
	Media—2.4%
2,300	Charter Communications, Inc., Class A*	847,619
55,800	Comcast Corp., Class A	2,059,020
5,000	Fox Corp., Class A	283,000
5,600	Interpublic Group of Cos., Inc.	152,096
6,000	News Corp., Class A	163,320
3,400	Omnicom Group, Inc.	281,894
		3,786,949
	Metals and Mining—1.0%
17,900	Newmont Corp.	864,212
1,000	Reliance, Inc.	288,750
3,300	Steel Dynamics, Inc.	412,764
		1,565,726
	Multi-Utilities—1.0%
12,800	Dominion Energy, Inc.	717,696
8,000	Public Service Enterprise Group, Inc.	658,400
2,100	WEC Energy Group, Inc.	228,858
		1,604,954

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels—4.2%
7,500	Antero Midstream Corp.	$135,000
22,169	Chevron Corp.	3,708,652
9,500	Coterra Energy, Inc.	274,550
8,800	EOG Resources, Inc.	1,128,512
35,200	Kinder Morgan, Inc.	1,004,256
4,200	Ovintiv, Inc.	179,760
3,800	Range Resources Corp.	151,734
		6,582,464
	Passenger Airlines—0.7%
9,700	Delta Air Lines, Inc.	422,920
9,400	Southwest Airlines Co.	315,652
5,100	United Airlines Holdings, Inc.*	352,155
		1,090,727
	Personal Care Products—0.4%
24,600	Kenvue, Inc.	589,908

	Pharmaceuticals—4.2%
1,000	Jazz Pharmaceuticals PLC*	124,150
38,200	Johnson & Johnson	6,335,088
18,600	Viatris, Inc.	162,006
		6,621,244
	Professional Services—0.3%
2,600	Genpact Ltd.	130,988
2,099	Leidos Holdings, Inc.	283,239
		414,227
	Semiconductors and Semiconductor Equipment—0.8%
8,200	QUALCOMM, Inc.	1,259,602

	Software—0.2%
3,600	Dropbox, Inc., Class A*	96,156
9,800	Gen Digital, Inc.	260,092
		356,248
	Specialty Retail—2.8%
1,300	AutoNation, Inc.*	210,496
3,400	Best Buy Co., Inc.	250,274
2,500	CarMax, Inc.*	194,800
900	Dick's Sporting Goods, Inc.	181,404
400	Lithia Motors, Inc.	117,416
11,400	Lowe's Cos., Inc.	2,658,822
290	Murphy USA, Inc.	136,245
1,100	Penske Automotive Group, Inc.	158,378
700	Ulta Beauty, Inc.*	256,578
2,000	Williams-Sonoma, Inc.	316,200
		4,480,613
	Technology Hardware, Storage & Peripherals—0.3%
20,100	HP, Inc.	556,569

	Textiles, Apparel and Luxury Goods—0.2%
649	Ralph Lauren Corp.	143,260
2,100	Skechers USA, Inc., Class A*	119,238
		262,498

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Value (Note 1)
	Tobacco—1.0%
26,800	Altria Group, Inc.	$1,608,536

	Trading Companies and Distributors—0.5%
1,080	United Rentals, Inc.	676,836
800	WESCO International, Inc.	124,240
		801,076
	TOTAL COMMON STOCKS (Cost $121,216,105)	153,471,441

	Exchange-Traded Fund—1.9%
15,900	iShares Russell 1000 Value ETF (Cost $2,987,840)	2,991,744
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $124,203,945)††	156,463,185
	Other Assets in Excess of Liabilities—0.6%	992,771
	NET ASSETS—100.0%	$157,455,956

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2025, the market value of the securities on loan was $11,038 (Note 1).
††	Non-cash collateral amounted to $11,280.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2025, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Pricing Committee may decide to value the security based on fair value using an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

●	Level 1 — quoted prices in active markets for identical investments;

●	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2025, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2025 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$819,628	$9,705,611	$—	$10,525,239
Austria	—	1,223,479	—	1,223,479
Belgium	59,618	1,603,477	—	1,663,095
Canada	19,622,983	—	44	19,623,027
Denmark	344,029	3,783,246	—	4,127,275
Finland	112,525	2,582,840	—	2,695,365
France	4,940,347	9,579,701	—	14,520,048
Germany	2,120,734	10,582,625	—	12,703,359
Hong Kong	660,483	2,183,782	—	2,844,265
Ireland	204,710	403,318	—	608,028
Israel	175,235	1,673,007	—	1,848,242
Italy	1,563,676	4,558,406	—	6,122,082
Japan	3,638,934	34,062,340	—	37,701,274
Netherlands	2,856,101	2,780,794	—	5,636,895
New Zealand	19,523	471,283	—	490,806
Norway	337,534	1,410,731	—	1,748,265
Portugal	—	466,870	—	466,870
Singapore	29,032	1,862,611	—	1,891,643
South Africa	—	107,945	—	107,945
Spain	1,271,785	3,618,467	—	4,890,252
Sweden	490,657	4,817,264	—	5,307,921
Switzerland	6,198,344	8,720,035	—	14,918,379
United Kingdom	7,738,831	14,637,660	—	22,376,491
United States	404,769	21,311	—	426,080
Total Common Stocks	53,609,478	120,856,803	44	174,466,325
Affiliated Investment Company
United States	80,733,283	—	—	80,733,283
Warrant
Canada	—	—	—	—
Rights
Belgium	2,669	—	—	2,669
Preferred Stocks
Germany	—	772,353	—	772,353
Italy	—	11,401	—	11,401
Total Preferred Stock	—	783,754	—	783,754
Short-Term Investments	—	6,768,162	—	6,768,162
Total Investments, at Value	134,345,430	128,408,719	44	262,754,193
Total	$134,345,430	$128,408,719	$44	$262,754,193

At March 31, 2025, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of March 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/25 for the period ended 3/31/25
Common Stocks	$44	$-	$-	$-	$-	$-	$-	$44	$-
Warrants	-	-	-	-	-	-	-	-	-
Total	$44	$-	$-	$-	$-	$-	$-	$44	$-

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

The M International Equity Fund did not have any significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended March 31, 2025.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent.

As of March 31, 2025, the value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$6,379,517	$6,768,162	$10,570,554	$11,131,146
M Capital Appreciation Fund	3,453,587	3,725,397	2,795,557	2,864,618
M Large Cap Value Fund	—	—	11,038	11,280

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

2. Tax Information

As of March 31, 2025, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$227,712,983	$47,630,250	$(12,589,040)	$35,041,210
M Large Cap Growth Fund	166,142,832	99,441,388	(13,519,269)	85,922,119
M Capital Appreciation Fund	176,417,222	50,387,863	(29,055,512)	21,332,351
M Large Cap Value Fund	124,562,742	33,478,998	(1,578,555)	31,900,443

The Funds did not have any unrecognized tax benefits as of March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2022 through December 2024. No examination of any of the Funds' tax filings is currently in progress.